UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Tax-Exempt Fund and
Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 09/30/2008

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

September 30, 2008

CMA Tax-Exempt Fund

2 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%

Small cap U.S. equities (Russell 2000 Index)	(0.54)	(14.48)

International equities (MSCI Europe, Australasia, Far East Index)	(22.35)	(30.50)

Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)	3.65

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)	(1.87)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)	(10.51)

*	Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical[2]

		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	September 30,	Expenses Paid	Account Value	September 30,	Expenses Paid
	April 1, 2008	2008	During the Period[1]	April 1, 2008	2008	During the Period[1]

CMA Tax-Exempt Fund	$1,000	$1,008.30	$2.77	$1,000	$1,022.34	$2.79

[1] Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Current Seven-Day Yield

As of September 30, 2008	4.97%

4 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)	CMA Tax-Exempt Fund

Assets

Investment at value — Master Tax-Exempt LLC
(the “Master LLC”) (cost — $9,924,866,118)	$ 9,924,866,118
Withdrawals receivable from the Master LLC	195,753
Prepaid expenses	314,116
Other assets	115,170

Total assets	9,925,491,157

Liabilities

Administration fees payable	2,188,110
Distribution fees payable	1,459,310
Capital shares redeemed payable	195,753
Income dividends payable	3,730
Officer’s and Directors’ fees payable	919

Total liabilities	3,847,822

Net Assets	$ 9,921,643,335

Net Assets Consist of

Par value, $0.10 per share, unlimited number of shares
authorized (9,922,062,033 shares issued and
outstanding)	$ 992,206,203
Paid-in capital in excess of par	8,928,885,779
Accumulated net realized gain allocated from the
Master LLC	551,353

Net Assets, $1.00 net asset value per share	$ 9,921,643,335

See Notes to Financial Statements.

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)	CMA Tax-Exempt Fund

Investment Income

Net investment income allocated from the Master LLC:
Interest	$ 120,068,819
Expenses	(8,126,570)

Total income	111,942,249

Expenses

Administration	13,789,343
Distribution	6,842,071
Transfer agent	791,504
Registration	463,792
Printing	64,014
Professional	25,250
Officer and Directors	4,914
Miscellaneous	15,423

Total expenses	21,996,311

Net investment income	89,945,938

Realized Gain Allocated from the Master LLC

Net realized gain from investments	3,329

Net Increase in Net Assets Resulting from Operations	$ 89,949,267

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

5

Statements of Changes in Net Assets	CMA Tax-Exempt Fund

	Six Months
	Ended	Year
	September 30,	Ended
	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations

Net investment income	$ 89,945,938	$ 286,826,113
Net realized gain	3,329	1,483,829

Net increase in net assets resulting from operations	89,949,267	288,309,942

Dividends to Shareholders From

Net investment income	(89,945,938)	(286,826,113)

Capital Share Transactions

Net proceeds from sale of shares	32,878,932,615	63,109,695,273
Reinvestment of dividends	89,945,938	286,826,113

Total shares issued	32,968,878,553	63,396,521,386
Cost of shares redeemed	(34,050,843,264)	(61,652,029,689)

Net increase (decrease) in net assets derived from share transactions	(1,081,964,711)	1,744,491,697

Net Assets

Total increase (decrease) in net assets	(1,081,961,382)	1,745,975,526
Beginning of period	11,003,604,717	9,257,629,191

End of period	$ 9,921,643,335	$11,003,604,717

See Notes to Financial Statements.

6 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Financial Highlights						CMA Tax-Exempt Fund

	Six Months
	Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.01
Net realized gain (loss)	0.00[1]	0.00[1]	0.00[1]	0.00[2]	0.00[2]	0.00[2]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.01

Dividends from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	0.83%[3]	2.94%	3.05%	2.24%	0.93%	0.54%

Ratios to Average Net Assets[4]

Total expenses	0.55%[5]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income and net realized gain (loss)	1.63%[5]	2.87%	3.03%	2.21%	0.91%	0.55%

Supplemental Data

Net assets, end of period (000)	$ 9,921,643	$11,003,605	$ 9,257,629	$ 8,761,108	$ 9,029,274	$ 9,522,055

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).

[5]	Annualized.

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

7

Notes to Financial Statements (Unaudited) CMA Tax-Exempt Fund

1. Significant Accounting Policies:

CMA Tax-Exempt Fund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master
Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affect-
ed by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the
Fund’s financial statements. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The percentage of the Master LLC owned by the Fund at September 30,
2008 was 90.4% .

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the
Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Effective April 1, 2008, the Fund adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157,
“Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measure-
ments. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates)
or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30,
2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$9,924,866,118
Level 3	—

Total	$9,924,866,118

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses

8 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Notes to Financial Statements (concluded) CMA Tax-Exempt Fund derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. In
September 2008, FASB Staff Position No. 133-1 and FASB Interpretation
No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB
Interpretation No. 45; and Clarification of the Effective Date of FASB
Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB
Statement No. 133, “Accounting for Derivative Instruments and Hedging
Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. Merrill Lynch & Co., Inc.
(“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”)
are principal owners of BlackRock, Inc.

The Fund has entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan (the “Distribution Plan”) with Merrill
Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays MLPF&S an ongoing distribution fee accrued daily and paid monthly at the annual rate of
0.125% of the average daily value of the Fund’s net assets for share-
holders whose Fund accounts are serviced by MLPF&S or directly with the Fund’s transfer agent.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Administrator, serves as transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily share activity, which results in univested net proceeds from sales of Fund shares. This is shown as income from affiliates on the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, value of shares issued in reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the trans-
action is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Administrator, replaced MLPF&S as the sole distributor of the
Fund. The distribution fees will not change as a result of this transaction.

On October 9, 2008, the Board approved the Fund’s participation in the
U.S. Treasury Department’s Temporary Guarantee Program for Money
Market Funds (the “Program”). As a result of the Fund’s participation in the Program, shareholders will have federal insurance up to the lesser amount of a shareholder’s balance in the Fund as of the close of busi-
ness on September 19, 2008, or the amount held in the Fund on the date that a claim is filed for payment under the Program. Any increase in the number of shares in a shareholder’s balance after the close of busi-
ness on September 19, 2008 and any future investments after a share-
holder has closed their account will not be guaranteed. As a participant of the program, which expires December 18, 2008, the Fund has paid a participation fee of 0.01% of the Fund’s shares outstanding as of
September 19, 2008.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

9

Portfolio Summary Master Tax-Exempt LLC Portfolio Composition[1]

1 Based on total market value of Master Tax-Exempt LLC as of September 30, 2008. Investments are valued at amortized cost, which approximates market value.

10 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)					Master Tax-Exempt LLC
				(Percentages shown are based on Net Assets)
		Par			Par
Municipal Bonds		(000)	Value	Municipal Bonds	(000)	Value

Alabama — 1.6%				Arizona (concluded)
Alabama, HFA, S/F Mortgage Revenue Bonds,				Morgan Keegan Municipal Products, Inc., Maricopa
VRDN, AMT, Series H, 8.35%, 5/01/10 (a)(n)		$ 50,000	$ 50,000,000	County, Arizona, IDA, VRDN, AMT, Series A,
Bank of America MACON Trust, Spanish Fort				8.16%, 2/02/09 (a)(b)(n)	$ 22,475	$ 22,475,000
Redevelopment Authority, Alabama, Revenue Bonds,				Salt River Pima-Maricopa Indian Community, Arizona,
VRDN, Series 2007-306, 8%, 3/01/12 (a)(b)(n)		15,450	15,450,000	Revenue Bonds, VRDN (a)(n):
Lower Alabama Gas District, Gas Supply Revenue				7.25%, 10/01/25	16,419	16,419,000
Bonds, VRDN, Series A, 7.25%, 11/01/27 (a)(n)		50,000	50,000,000	7.25%, 10/01/26	34,650	34,650,000
Millport, Alabama, IDA, Revenue Bonds (Steel				Scottsdale, Arizona, IDA, Hospital Revenue Refunding
Dust Recycling LLC Project), VRDN, AMT,				Bonds (Scottsdale Healthcare), VRDN, Series C,
8.11%, 12/01/37 (a)(n)		10,000	10,000,000	8.05%, 9/01/35 (a)(c)(n)	5,900	5,900,000

Mobile, Alabama, IDB, PCR (Alabama Power						213,124,000

Company-Barry Plant Project), VRDN,
2%, 7/15/09 (a)(n)		10,100	10,100,000	Arkansas — 0.2%
Southeast Alabama Gas District, Alabama, Supply				Arkansas State Development Finance Authority,
Project Revenue Bonds, VRDN, Series A,				M/F Housing Revenue Bonds (Chapelridge Benton
4.25%, 8/01/27 (a)(n)		31,999	31,999,000	Project), VRDN, AMT, Series C, 8.11%, 6/01/32 (a)(n)	7,800	7,800,000
Stevenson, Alabama, IDB, Environmental				Morgan Keegan Municipal Products, Inc., Arkansas
Improvement Revenue Refunding Bonds (Mead				State Development Finance Authority,
Corporation Project), VRDN, AMT, Series A,				S/F Mortgage Revenue Bonds, VRDN, Series C,
8.20%, 2/01/34 (a)(n)		5,100	5,100,000	8.16%, 6/01/11 (a)(b)(n)	20	20,000
				Northwest Arkansas Regional Airport Authority, Airport
			172,649,000	Revenue Refunding Bonds, VRDN, AMT, Series A,
Alaska — 0.5%				8.11%, 2/01/21 (a)(n)	12,280	12,280,000

Valdez, Alaska, Marine Terminal Revenue Bonds						20,100,000
(ConocoPhillips Project), VRDN, Series A,
8%, 5/01/31 (a)(n)		38,000	38,000,000	California — 2.4%
Valdez, Alaska, Marine Terminal Revenue Refunding				California HFA, M/F Housing Revenue Bonds, VRDN,
Bonds (ConocoPhillips Project), VRDN, Series B,				AMT, Series C, 4.25%, 8/01/38 (a)(n)	13,820	13,820,000
8%, 5/01/31 (a)(n)		20,000	20,000,000	California Home Mortgage Financing Authority,
				Homebuyers Fund S/F Revenue Refunding Bonds,
			58,000,000	VRDN, AMT, 2.49%, 6/01/09 (a)(n)	28,544	28,543,400
Arizona — 1.9%				California Municipal Finance Authority, M/F Housing
Apache County, Arizona, IDA, IDR (Tucson Electric				Revenue Bonds, PUTTERS, VRDN, AMT, Series 2410,
Power Co.), VRDN, Series 83-A, 8%,				5.80%, 1/01/20 (a)(b)(n)	7,130	7,130,000
12/15/18 (a)(n)		33,000	33,000,000	California State, CP, 1.40%, 11/03/08	30,000	30,000,000
Arizona Health Facilities Authority Revenue Bonds,				California State, GO, MERLOTS, VRDN, Series B-45,
VRDN (a)(n):				5.40%, 10/01/29 (a)(b)(n)	7,795	7,795,000
(Banner Health), Series C, 8%, 1/01/35		4,300	4,300,000	Los Angeles, California, GO, TRAN, 3%, 6/30/09	57,100	57,709,725
(Banner Health System), Series F, 8%, 1/01/29		77,940	77,940,000	Sacramento County, California, GO, TRAN,
Maricopa County, Arizona, IDA, Health Facilities				2.50%, 8/07/09	107,100	107,918,033
Revenue Bonds, PUTTERS, VRDN, Series 420,				San Francisco, California, City and County
5.22%, 1/01/10 (a)(b)(n)		10,000	10,000,000	Redevelopment Agency, M/F Housing Revenue
Maricopa County, Arizona, Public Finance Corporation,				Bonds (Notre Dame Apartments), VRDN, AMT,
Lease Revenue Bonds, FLOATS, VRDN, Series 1863,				Series G, 7.90%, 12/01/33 (a)(n)	14,540	14,540,000

4.60%, 7/01/31 (a)(b)(n)		8,440	8,440,000			267,456,158

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	IDB	Industrial Development Board	RACS	Revenue Anticipation Certificates
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds	ROCS	Reset Option Certificates
CP	Commercial Paper	LIFERS	Long Inverse Floating Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	M/F	Multi-Family	SPEARS	Short Puttable Exempt Adjustable
EDR	Economic Development Revenue Bonds	MERLOTS	Municipal Exempt Receipts Liquidity	Receipts
FLOATS	Floating Rate Securities		Optional Tenders	TAN	Tax Anticipation Notes
GO	General Obligation Bonds	MSTR	Municipal Securities Trust Receipts	TRAN	Tax Revenue Anticipation Notes
HDA	Housing Development Authority	PCR	Pollution Control Revenue Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

11

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Colorado — 3.6%			Connecticut — 0.7%
Aurora, Colorado, COP, Refunding, VRDN,			Bank of America AUSTIN Trust, Connecticut State
6.50%, 12/01/30 (a)(n)	$ 14,000 $	14,000,000	Revenue Bonds, VRDN, Series 2008-1080,
Colorado Department of Transportation Revenue			6.32%, 7/01/42 (a)(b)(n)	$ 6,175 $	6,175,000
Refunding Bonds, PUTTERS, VRDN, Series 318,			Connecticut State Health and Educational Facilities
4.75%, 6/15/15 (a)(b)(d)(n)	8,715	8,715,000	Authority Revenue Bonds, VRDN (a)(n):
Colorado Educational and Cultural Facilities Authority			PUTTERS, Series 2992, 4.25%, 7/01/15 (b)	10,235	10,235,000
Revenue Bonds (The Nature Conservancy Project),			(Yale University), Series U, 7.80%, 7/01/33	28,735	28,735,000
VRDN, Series A, 7.25%, 7/01/33 (a)(n)	8,600	8,600,000	Connecticut State Health and Educational Facilities
Colorado HFA, S/F Mortgage Revenue Bonds, VRDN,			Authority, Revenue Refunding Bonds (Danbury
AMT, Series B-2, Class I, 7.75%, 5/01/38 (a)(n)	25,000	25,000,000	Hospital), VRDN, Series J, 7.47%, 7/01/36 (a)(n)	15,900	15,900,000
Colorado Health Facilities Authority Revenue Bonds,			Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/09	10,000	10,048,599
VRDN (a)(n):					71,093,599
(Catholic Health Initiatives), Series B,
7.95%, 12/01/20	34,600	34,600,000	Delaware — 1.2%
(Sisters of Charity of Leavenworth Health System),			Delaware State, EDA, Revenue Bonds (Hospital
7.93%, 12/01/32	19,300	19,300,000	Billing and Collection), VRDN (a)(n):
Colorado Health Facilities Authority, Revenue			Series A, 8.02%, 12/01/15	30,550	30,550,000
Refunding Bonds, VRDN (a)(n):			Series C, 8%, 12/01/15	103,950	103,950,000
(Catholic Health Initiatives), Series B-1,					134,500,000
8%, 3/01/23	3,490	3,490,000	District of Columbia — 1.0%
(Catholic Health Initiatives), Series B-3,			Deutsche Bank SPEARs/LIFERs Trust, District of
7.98%, 3/01/23	17,870	17,870,000	Columbia, GO, SPEARs, VRDN, AMT, Series DB-463,
(Catholic Health Initiatives), Series B-6,			4.08%, 12/01/17 (a)(b)(c)(n)	8,475	8,475,000
8%, 3/01/44	7,900	7,900,000	District of Columbia, CP, 1.52%, 10/24/08	35,900	35,900,000
(Sisters of Charity of Leavenworth Health			District of Columbia, GO, MERLOTS, VRDN,
System), Series A, 7.93%, 12/01/38	24,470	24,470,000	Series D75, 4.13%, 12/01/17 (a)(b)(c)(n)	9,605	9,605,000
Colorado Housing and Finance Authority, S/F			District of Columbia, GO, Refunding, VRDN (a)(n):
Mortgage Revenue Bonds, VRDN, AMT, Class I,			Series A, 7.25%, 6/01/34	4,295	4,295,000
Series B-3, 7.75%, 11/01/26 (a)(n)	45,300	45,300,000	Series B, 7.25%, 6/01/34	6,120	6,120,000
Colorado Housing and Finance Authority, S/F			Series C, 7.95%, 6/01/26	6,555	6,555,000
Mortgage Revenue Refunding Bonds, VRDN, AMT,			Series C, 6.50%, 6/01/27	9,000	9,000,000
Class I, Series B-3, 7.75%, 11/01/36 (a)(n)	44,000	44,000,000	Series D, 7.50%, 6/01/34	8,390	8,390,000
Colorado School of Mines Development			District of Columbia, HFA, S/F Mortgage Revenue
Corporation, Revenue Refunding Bonds, VRDN,			Bonds, VRDN, AMT, Series B, 3.55%,
8.23%, 9/01/26 (a)(n)	6,300	6,300,000	11/03/08 (a)(n)	6,000	6,000,000
Colorado School of Mines, Enterprise			District of Columbia, Revenue Refunding
Revenue Refunding Bonds, VRDN, Series A,			Bonds (Howard University), VRDN, Series B,
8.25%, 12/01/37 (a)(n)	8,000	8,000,000	6.50%, 10/01/26 (a)(n)	5,000	5,000,000
Colorado Springs, Colorado, School District			District of Columbia, University Revenue Bonds
Number 11 Facilities Corporation, COP, Refunding,			(American University), VRDN, 7.25%,
8.35%, 12/01/17 (c)	8,290	8,290,000	6/01/33 (a)(n)	7,400	7,400,000
Colorado Springs, Colorado, Utilities Revenue			District of Columbia, Water and Sewer Authority,
Refunding Bond, Sub-Lien, VRDN, Series A,			Revenue Refunding Bonds, PUTTERS, VRDN,
8.15%, 11/01/23 (a)(n)	34,875	34,875,000	Series 2838, 6.28%, 10/01/15 (a)(b)(c)(n)	8,000	8,000,000
Colorado State, General Fund, GO, TRAN,
3%, 6/26/09	57,800	58,348,371			114,740,000
Eclipse Funding Trust, Solar Eclipse Certificates,			Florida — 6.2%
El Paso County, Colorado, School District, COP, VRDN,			Alachua County, Florida, Health Facilities Authority,
Series 2006-0101, 4.54%, 12/15/28 (a)(b)(d)(n)	11,190	11,190,000	Health Facilities Revenue Bonds (Shands Teaching
Pitkin County, Colorado, IDR, Refunding (Aspen			Hospital and Clinics, Inc. Project), VRDN, Series A,
Skiing Company Project), VRDN, AMT, Series B,			4.30%, 12/01/32 (a)(n)	5,700	5,700,000
4.75%, 4/01/14 (a)(n)	2,900	2,900,000	Brevard County, Florida, Health Facilities Authority,
University of Colorado Hospital Authority Revenue			Healthcare Facilities Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-573CE,			Bonds (Health First Inc. Project), VRDN,
5.48%, 11/15/40 (a)(b)(n)	6,500	6,500,000	4.30%, 8/01/14 (a)(n)	4,075	4,075,000
		389,648,371	Deutsche Bank SPEARs/LIFERs Trust, Saint Johns
			County, Florida, Revenue Bonds, SPEARs, VRDN,
			Series DB-486, 4.08%, 10/01/16 (a)(b)(n)	8,980	8,980,000
			Eagle Tax-Exempt Trust, Miami-Dade County,
			Florida, Aviation Revenue Bonds, VRDN,
			AMT, Series 2007-0108, Class A,
			8.27%, 10/01/39 (a)(b)(e)(n)	14,380	14,380,000

See Notes to Financial Statements. 12 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida (continued)			Florida (concluded)
Eagle Tax-Exempt Trust, Orlando-Orange County			Jacksonville Electric Authority, Florida, Water and
Expressway Authority, Florida, Expressway Revenue			Sewer System Revenue Bonds, VRDN, Series A-1,
Bonds, VRDN, Series 2007-0145, Class A,			8%, 10/01/36 (a)(n)	$ 30,400	$ 30,400,000
8.73%, 7/01/17 (a)(b)(c)(n)	$ 11,300	$ 11,300,000	Jacksonville Electric Authority, Florida, Water and
Eagle Tax-Exempt Trust, South Florida			Sewer System, Revenue Refunding Bonds, VRDN,
Water Management District, COP,			Sub-Series A-2, 6.50%, 10/01/38 (a)(n)	7,110	7,110,000
VRDN, Series 2006-0136, Class A,			Jacksonville, Florida, Electric Authority Revenue
8.49%, 10/01/36 (a)(b)(c)(n)	19,730	19,730,000	Bonds (Electric System), VRDN, Series B,
Eclipse Funding Trust, Solar Eclipse Certificates,			4.25%, 10/01/30 (a)(n)	2,000	2,000,000
Fort Pierce, Florida, Redevelopment Agency, Tax			Jacksonville, Florida, Health Facilities Authority,
Allocation Bonds, VRDN, Series 2006-0130,			Hospital Revenue Bonds (Southern Baptist
4.20%, 5/01/31 (a)(b)(n)	3,940	3,940,000	Hospital), VRDN, Series A, 4.30%, 8/15/33 (a)(n)	11,320	11,320,000
Eclipse Funding Trust, Solar Eclipse Certificates,			Jacksonville, Florida, Port Authority Revenue Bonds
Volusia County, Florida, School Board, COP, VRDN,			(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
Series 2007-0036, 4.08%, 8/01/32 (a)(b)(c)(n)	7,390	7,390,000	8%, 11/01/32 (a)(n)	15,000	15,000,000
Florida Gas Utility Revenue Bonds (Gas			Jacksonville, Florida, Transit Revenue Refunding
Supply Project Number 2), VRDN, Series A-3,			Bonds, VRDN (a)(n):
8.07%, 11/01/26 (a)(n)	84,935	84,935,000	Series A, 6.50%, 10/01/32	54,035	54,035,000
Florida Higher Educational Facilities Financing			Series B, 7.92%, 10/01/27	3,000	3,000,000
Authority Revenue Bonds (Ringling College), VRDN,			Lakeland, Florida, Energy System Revenue
7.90%, 3/01/38 (a)(n)	9,000	9,000,000	Refunding Bonds, VRDN (a)(n):
Florida Housing Finance Corporation, M/F Mortgage			Series A, 7.70%, 10/01/37	5,000	5,000,000
Revenue Bonds, ROCS, VRDN, Series II-R-600CE,			Series B, 4.30%, 10/01/37	3,900	3,900,000
5.50%, 7/01/43 (a)(b)(n)	5,480	5,480,000	Miami-Dade County, Florida, Water and Sewer
Florida Hurricane Catastrophe Fund Finance			Revenue Refunding Bonds, VRDN (a)(c)(n):
Corporation Revenue Bonds, ROCS, VRDN,			8.40%, 10/01/25	40,000	40,000,000
Series II-R-11549, 4.32%, 7/01/13 (a)(b)(n)	7,000	7,000,000	ROCS, Series II-R-1092, 5%, 10/01/22 (b)	8,380	8,380,000
Florida State Board of Education, GO, ROCS,			Orange County, Florida, Health Facilities Authority,
VRDN (a)(b)(n):			Hospital Revenue Bonds (Adventist Health
Series II-R-3086, 4.32%, 6/01/28	4,400	4,400,000	System), VRDN, 8%, 11/15/14 (a)(n)	1,300	1,300,000
Series II-R-12067, 4.63%, 6/01/15	15,500	15,500,000	Orange County, Florida, Health Facilities Authority,
Series II-R-12211, 8.27%, 6/01/13	8,000	8,000,000	Hospital Revenue Refunding Bonds (Orlando
Florida State Board of Education, GO,			Regional Healthcare), VRDN (a)(n):
Refunding, ROCS, VRDN, Series II-R-6087,			Series E, 7.90%, 10/01/26	5,500	5,500,000
4.54%, 6/01/14 (a)(b)(n)	3,455	3,455,000	Series F, 8%, 10/01/26	5,800	5,800,000
Florida State Turnpike Authority, Turnpike Revenue			Orlando, Florida, Utilities Commission, Water
Refunding Bonds, PUTTERS, VRDN, Series 2539,			and Electric Revenue Bonds, VRDN, Series B,
5.85%, 7/01/15 (a)(b)(n)	4,000	4,000,000	7.89%, 10/01/22 (a)(n)	25,300	25,300,000
Gainesville, Florida, Utilities System Revenue			Palm Beach County, Florida, Educational Facilities
Refunding Bonds, VRDN, Series C,			Authority Revenue Bonds (Atlantic University Inc.
4.25%, 10/01/26 (a)(n)	27,735	27,735,000	Project), VRDN, 7.25%, 4/01/33 (a)(n)	10,000	10,000,000
Highlands County, Florida, Health Facilities Authority,			Palm Beach County, Florida, Health Facilities
Hospital Revenue Bonds (Adventist Health System),			Authority, CP, 1.64%, 11/04/08	10,000	10,000,000
VRDN (a)(n):			Pembroke Pines, Florida, Charter School Revenue
Series A-2, 8%, 11/15/37	13,500	13,500,000	Refunding Bonds, VRDN, 8.15%, 7/01/38 (a)(f)(n)	10,000	10,000,000
Series C, 8%, 11/15/37	7,100	7,100,000	Polk County, Florida, IDA, IDR, Refunding (Winter
Highlands County, Florida, Health Facilities Authority,			Haven Hospital Project), VRDN, Series B,
Hospital Revenue Refunding Bonds (Adventist			4.30%, 9/01/34 (a)(n)	3,890	3,890,000
Health System), VRDN (a)(n):			Saint Johns County, Florida, Sales Tax Revenue
Series B-2, 10%, 11/15/30	5,000	5,000,000	Bonds, ROCS, VRDN, Series II-R-755PB,
Series C, 8%, 11/15/21	6,000	6,000,000	4.11%, 10/01/36 (a)(b)(d)(e)(n)	6,065	6,065,000
Jacksonville Electric Authority, Florida, CP:			Volusia County, Florida, IDA, Revenue Refunding
1.65%, 10/09/08	50,300	50,300,000	Bonds (Retirement Housing Foundation), VRDN,
1.72%, 12/11/08	30,300	30,300,000	8.05%, 9/01/25 (a)(n)	7,500	7,500,000
Jacksonville Electric Authority, Florida, Electric System					678,730,000
Revenue Refunding Bonds, VRDN (a)(n):
Series 3-B-1, 7.95%, 10/01/40	6,095	6,095,000
Series 3-B-2, 7.95%, 10/01/40	6,135	6,135,000
Series 3-B-3, 7.95%, 10/01/36	8,800	8,800,000
Series 3-C-2, 7.80%, 10/01/34	15,000	15,000,000
Series B, 7.80%, 10/01/31	20,000	20,000,000

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 13

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Georgia — 1.5%			Idaho — 0.3%
Atlanta, Georgia, Urban Residential Finance Authority,			Idaho State Building Authority, Revenue Refunding
M/F Housing Revenue Bonds (Lindbergh City			Bonds (Prison Facilities Project), VRDN, Series A,
Center Apartment Project), VRDN, AMT,			7.75%, 9/01/25 (a)(n)	$ 14,000	$ 14,000,000
8.16%, 11/01/44 (a)(n)	$ 4,000	$ 4,000,000	Idaho State, GO, TAN, 3%, 6/30/09	18,000	18,169,290

Atlanta, Georgia, Water and Wastewater					32,169,290

Revenue Refunding Bonds, VRDN, Series B,
8.50%, 11/01/38 (a)(c)(n)	3,530	3,530,000	Illinois — 5.6%
Bank of America MACON Trust, Georgia Municipal			ABN AMRO MuniTops Certificates Trust, Du Page and
Electric Authority, Power Revenue Bonds, VRDN,			Will Counties, Illinois, Community School District
Series E, 3.95%, 1/01/17 (a)(b)(c)(n)	6,815	6,815,000	Number 204 (Indian Prairie), GO, VRDN, Series
Burke County, Georgia, Development Authority, PCR			2006-33, 4.36%, 6/30/14 (a)(b)(d)(n)	12,180	12,180,000
(Georgia Power Company Vogtle Project), VRDN (a)(n):			Bank of America MACON Trust, Illinois State, GO,
2nd Series, 4.30%, 10/01/32	10,000	10,000,000	VRDN, Series L, 4.01%, 1/01/31 (a)(b)(n)	1,750	1,750,000
Refunding 1st Series, 2.10%, 9/01/30	5,100	5,100,000	Chicago, Illinois, GO, Refunding, PUTTERS, VRDN,
Clayton County, Georgia, Housing Authority, M/F			Series 3091, 4.78%, 1/01/16 (a)(b)(n)	5,330	5,330,000
Housing Revenue Bonds (Provence Place			Chicago, Illinois, GO, ROCS, VRDN, Series II-R-12174,
Apartments Project), VRDN, 8.11%, 10/01/41 (a)(n)	2,025	2,025,000	8.49%, 1/01/14 (a)(b)(c)(n)	7,155	7,155,000
Cobb County, Georgia, Development Authority, Solid			Chicago, Illinois, GO, VRDN, Series B,
Waste Disposal Revenue Bonds (Republic Services,			8.25%, 1/01/12 (a)(n)	6,490	6,490,000
Inc. Project), VRDN, AMT, 8.05%, 10/01/19 (a)(n)	6,000	6,000,000	Chicago, Illinois, O’Hare International Airport Revenue
Eagle Tax-Exempt Trust, Atlanta, Georgia, Water			Bonds, VRDN (a)(b)(c)(n):
and Wastewater Revenue Bonds, VRDN, Series			PUTTERS, Series 2504, 5.25%, 1/01/15	1,715	1,715,000
2006-0130, Class A, 8.72%, 11/01/34 (a)(b)(c)(n)	5,000	5,000,000	ROCS, AMT, Series II-R-239, 6.61%, 1/01/22	3,700	3,700,000
Fulton County, Georgia, Development Authority			Chicago, Illinois, Water Revenue Bonds, VRDN,
Revenue Bonds (Robert W. Woodruff Arts Center			Second Lien, 8%, 11/01/30 (a)(n)	36,070	36,070,000
Project), VRDN, Series B, 7.90%, 4/01/34 (a)(n)	21,200	21,200,000	Cook County, Illinois, GO, ROCS, VRDN,
Gainesville and Hall County, Georgia, Hospital			Series II-R-12030, 4.72%, 11/15/12 (a)(b)(c)(n)	30,920	30,920,000
Authority, Revenue Refunding Bonds (Northeast			Deutsche Bank SPEARs/LIFERs Trust, Chicago,
Georgia Health System), VRDN, Series E,			Illinois, O’Hare International Airport Revenue Bonds,
7.91%, 5/01/41 (a)(n)	16,600	16,600,000	SPEARs, VRDN (a)(b)(n):
Georgia State, GO, ROCS, VRDN (a)(b)(n):			Series DB-502, 4.18%, 1/01/33 (c)	13,820	13,820,000
Series II-R-11536PB, 4.28%, 7/01/28	26,275	26,275,000	Series DBE-534, 3.77%, 1/01/22	2,275	2,275,000
Series II-R-11544, 3.66%, 7/01/24	2,035	2,035,000	Eagle Tax-Exempt Trust, Illinois State Finance
Gwinnett County, Georgia, Hospital Authority, Revenue			Authority, Revenue Refunding Bonds, VRDN, Series
Refunding Bonds (Gwinnett Hospital System			2006-0118, Class A, 8.25%, 12/01/42 (a)(b)(n)	3,150	3,150,000
Project), VRDN, Series C, 8%, 7/01/32 (a)(n)	7,625	7,625,000	Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series
Macon-Bibb County, Georgia, Hospital Authority			2008-0021, Class A, 8.55%, 2/01/27 (a)(b)(c)(n)	11,260	11,260,000
Revenue Bonds (Central Georgia Senior			Eagle Tax-Exempt Trust, University of Illinois,
Health, Inc. — Carlyle Place Project), VRDN,			University Revenue Refunding Bonds, VRDN, Series
4.30%, 5/01/30 (a)(n)	17,885	17,885,000	2006-0124, Class A, 8.17%, 4/01/35 (a)(b)(d)(n)	10,000	10,000,000
Municipal Electric Authority, Georgia, Revenue			Eclipse Funding Trust, Solar Eclipse Certificates,
Refunding Bonds (Project One), VRDN,			Chicago, Illinois, GO, Refunding, VRDN, Series
Sub-Series B, 7.95%, 1/01/48 (a)(n)	10,000	10,000,000	2006-0038, 4.14%, 1/01/28 (a)(b)(c)(n)	10,700	10,700,000
Putnam County, Georgia, Development Authority, PCR			Elmhurst, Illinois, Revenue Bonds (Joint Commission
(Georgia Power Company), VRDN, First Series 97,			on Accreditation of Healthcare Organizations),
2.10%, 7/14/09 (a)(n)	4,000	4,000,000	VRDN, 8.05%, 7/01/18 (a)(n)	13,890	13,890,000
Richmond County, Georgia, Hospital Authority,			Illinois Development Finance Authority, Revenue
Revenue Refunding Bonds (University			Refunding Bonds (Evanston Northwestern
Health Services, Inc. Project), VRDN, RACS,			Healthcare Corporation), VRDN, Series A,
7.90%, 1/01/36 (a)(n)	10,000	10,000,000	7.93%, 5/01/31 (a)(n)	19,885	19,885,000
Whitfield County, Georgia, Development Authority,			Illinois Educational Facilities Authority Revenue
Solid Waste Disposal Revenue Bonds (Aladdin			Bonds (Art Institute of Chicago), VRDN,
Manufacturing Corporation Project), VRDN, AMT,			7.98%, 3/01/27 (a)(n)	11,450	11,450,000
8.75%, 6/01/19 (a)(n)	3,100	3,100,000	Illinois Educational Facilities Authority, Revenue
			Refunding Bonds (The Art Institute of Chicago),
		161,190,000	VRDN, 7.98%, 3/01/27 (a)(n)	23,600	23,600,000
			Illinois Health Facilities Authority, CP,
			1.65%, 11/06/08	50,000	50,000,000

See Notes to Financial Statements. 14 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Illinois (concluded)			Indiana — 3.8%
Illinois Health Facilities Authority Revenue			DFA Municipal Trust, Indianapolis, Indiana, Local
Bonds, VRDN (a)(n):			Public Improvement Bond Bank, Revenue
(Northwestern Memorial Hospital),			Refunding Bonds, FLOATS, VRDN, Series 2008-47,
7.93%, 8/15/25	$ 16,570	$ 16,570,000	6.50%, 1/01/35 (a)(b)(n)	$ 36,405	$ 36,405,000
(Revolving Fund Pooled Program), Series D,			Fort Wayne, Indiana, Waterworks Utility Revenue
7.95%, 8/01/15	39,850	39,850,000	Notes, BAN, 1.80%, 2/11/09	17,840	17,840,000
Illinois State Finance Authority, PCR, Refunding			IPS Multi-School Building Corporation, Indiana,
(Commonwealth Edison Company Project),			Revenue Bonds, ROCS, VRDN, Series II-R-885WF,
VRDN (a)(n):			5.75%, 1/15/30 (a)(b)(c)(n)	7,465	7,465,000
Series D, 7.85%, 3/01/20	5,600	5,600,000	Indiana Bond Bank, Advance Funding Program
Series F, 7.93%, 3/01/17	6,200	6,200,000	Revenue Notes, Series A:
Illinois State Finance Authority Revenue Bonds,			3%, 1/30/09	50,000	50,147,236
VRDN (a)(n):			3%, 5/28/09	40,700	41,008,357
(Illinois Wesleyan University Project),			Indiana Health Facilities Financing Authority, Revenue
6.50%, 9/01/23	2,500	2,500,000	Refunding Bonds (Ascension Health Credit Group),
(Landing at Plymouth Place), Series C,			VRDN, Series A-2, 7.75%, 11/15/36 (a)(n)	75,000	75,000,000
8%, 5/15/37	26,430	26,430,000	Indiana State Development Finance Authority,
(North Park University Project), 7.75%, 7/01/35	4,800	4,800,000	Educational Facilities Revenue Bonds
(Northwestern University), Sub-Series A,			(Indianapolis Museum of Art, Inc. Project), VRDN,
7.50%, 12/01/34	13,975	13,975,000	7.95%, 2/01/39 (a)(n)	43,000	43,000,000
(Northwestern University), Sub-Series A,			Indiana State Development Finance Authority,
7.75%, 12/01/46	4,075	4,075,000	Environmental Revenue Bonds (PSI Energy
(University of Chicago), Series B,			Inc. Projects), VRDN, AMT, Series A,
6.50%, 7/01/34	54,817	54,817,000	8.25%, 12/01/38 (a)(n)	32,550	32,550,000
Illinois State Finance Authority, Revenue Refunding			Indiana State Financing Authority, Health System
Bonds, VRDN (a)(n):			Revenue Bonds (Sisters of St. Francis Health
(Central DuPage Health System), Series C,			Service, Inc. Project), VRDN, Series B,
4.20%, 11/01/38	49,830	49,830,000	7.90%, 11/01/41 (a)(n)	3,700	3,700,000
(Elmhurst Memorial Healthcare Project), Series B,			Indiana State Financing Authority, Lease Appropriation
4.25%, 1/01/48	3,100	3,100,000	Revenue Bonds, VRDN (a)(n):
(Elmhurst Memorial Healthcare Project), Series C,			Series A-2, 7.90%, 2/01/37	5,700	5,700,000
8%, 1/01/48	5,000	5,000,000	Series A-4, 8%, 2/01/35	18,000	18,000,000
(Riverside Health System), Series A,			Series A-5, 8%, 2/01/35	25,000	25,000,000
8.20%, 11/15/22	15,275	15,275,000	Indiana State Financing Authority, Lease Appropriation
(Riverside Health System), Series B,			Revenue Refunding Bonds, VRDN, Series A-2,
8.20%, 11/15/20	16,225	16,225,000	6.50%, 2/01/39 (a)(n)	5,000	5,000,000
Illinois State, GO, MERLOTS, VRDN, Series B04,			Indiana State Financing Authority, Revenue Refunding
4.83%, 12/01/24 (a)(b)(c)(n)	8,935	8,935,000	Bonds (Ascension Health), VRDN, Series E-3,
Illinois State, GO, ROCS, VRDN, Series II-R-12080,			7.80%, 11/15/36 (a)(n)	7,000	7,000,000
4.87%, 11/01/11 (a)(b)(c)(n)	9,470	9,470,000	Indiana University Revenue Bonds, PUTTERS, VRDN,
Illinois State Toll Highway Authority, Toll Highway			Series 2494, 6.66%, 12/15/15 (a)(b)(n)	1,485	1,485,000
Revenue Refunding Bonds, VRDN, Series B,			Pike County, Indiana, Multi-School Building
8.35%, 1/01/17 (a)(c)(n)	12,235	12,235,000	Corporation, Revenue Refunding Bonds, PUTTERS,
Illinois State Toll Highway Authority, Toll Highway			VRDN, Series 1122, 5.25%, 7/15/12 (a)(b)(d)(n)	5,345	5,345,000
Senior Priority Revenue Bonds, VRDN, Series A-2,			Portage, Indiana, EDR (Breckenridge Apartments
7.25%, 7/01/30 (a)(n)	10,000	10,000,000	Project), VRDN, AMT, 10%, 5/01/25 (a)(n)	4,650	4,650,000
University of Illinois, COP (Utility Infrastructure			Saint Joseph County, Indiana, Industrial Educational
Projects), Refunding, VRDN, 6.50%, 8/15/21 (a)(n)	20,460	20,460,000	Facilities Revenue Bonds (University of Notre Dame
Will County, Illinois, Exempt Facilities Revenue Bonds			du Lac Project), VRDN, 5.50%, 3/01/33 (a)(n)	12,000	12,000,000
(BP Amoco Chemical Company Project), VRDN,			Whiting, Indiana, Environmental Facilities Revenue
AMT (a)(n):			Refunding Bonds, VRDN, AMT (a)(n):
4.05%, 3/01/28	6,025	6,025,000	(Amoco Oil Company Project), 4.05%, 7/01/31	6,085	6,085,000
4.05%, 7/01/31	3,800	3,800,000	(BP Products Project), Series C, 4.05%, 7/01/34	4,900	4,900,000
4.05%, 7/01/32	2,600	2,600,000	Whiting, Indiana, Industrial Sewer and Solid Waste
		613,112,000	Disposal Revenue Refunding Bonds (Amoco
			Oil Company Project), VRDN, AMT, 4.05%,
			1/01/26 (a)(n)	10,000	10,000,000

					412,280,593

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 15

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Iowa — 0.4%			Kentucky (concluded)
Clear Lake, Iowa, Development Revenue Bonds			Louisville and Jefferson Counties, Kentucky,
(Joe Corbis Pizza Project), VRDN, AMT,			Metropolitan Sewer District, Sewer and Drain System,
8.11%, 4/01/31 (a)(n)	$ 3,460	$ 3,460,000	Revenue Refunding Bonds, VRDN, Series B,
Iowa Finance Authority, Health Facilities Revenue			8.05%, 5/15/23 (a)(c)(n)	$ 7,720	$ 7,720,000
Bonds (Central Iowa Health System), VRDN,			Louisville and Jefferson Counties, Kentucky, Regional
Series A1, 7.95%, 2/15/35 (a)(f)(n)	9,100	9,100,000	Airport Authority, Special Facilities Revenue Bonds
Iowa Finance Authority, Retirement Community			(UPS Worldwide Forwarding, Inc.), VRDN, AMT (a)(n):
Revenue Bonds (Edgewater — A Wesley Active			Series B, 4.75%, 1/01/29	5,900	5,900,000
Life Community), VRDN, Series E, 8.02%,			Series C, 5.15%, 1/01/29	7,200	7,200,000
11/01/42 (a)(n)	10,000	10,000,000	Municipal Securities Trust Certificates, Campbell and
Iowa Finance Authority, Revenue Refunding Bonds			Kenton Counties, Kentucky, Sanitation District
(Trinity Health Credit Group), VRDN, Series D,			Number 1 Revenue Bonds, VRDN, Series SGA 130,
9%, 12/01/30 (a)(n)	3,400	3,400,000	8.10%, 8/01/11 (a)(b)(c)(n)	11,000	11,000,000
Iowa Higher Education Loan Authority, Education			Public Energy Authority of Kentucky, Inc., Gas Supply
Facilities Revenue Bonds (Saint Ambrose			Revenue Bonds (BP Corporation of North America),
University), VRDN, 4.75%, 4/01/38 (a)(n)	10,000	10,000,000	VRDN, Series A, 4.25%, 8/01/16 (a)(n)	21,172	21,172,000
Louisa County, Iowa, PCR, Refunding (Iowa-			Shelby County, Kentucky, Lease Revenue Bonds,
Illinois Gas and Electric), VRDN, Series A,			VRDN, Series A, 4.25%, 9/01/34 (a)(n)	3,085	3,085,000
8.35%, 9/01/16 (a)(n)	10,000	10,000,000			181,241,306
		45,960,000	Louisiana — 2.4%
Kansas — 0.5%			Calcasieu Parish, Louisiana, IDB, Environmental
Kansas State Department of Transportation, Highway			Revenue Bonds (Citgo Petroleum Corp.), VRDN,
Revenue Bonds, ROCS, VRDN, Series II-R-6020,			AMT, 4.05%, 7/01/26 (a)(n)	20,000	20,000,000
4.49%, 3/01/19 (a)(b)(c)(n)	3,925	3,925,000	Calcasieu Parish, Louisiana, IDB, Environmental
Kansas State Department of Transportation, Highway			Revenue Refunding Bonds (Citgo Petroleum Corp.),
Revenue Refunding Bonds, VRDN (a)(n):			VRDN, AMT, 4.05%, 3/01/25 (a)(n)	35,600	35,600,000
Series B-2, 8%, 9/01/19	11,400	11,400,000	Eagle Tax-Exempt Trust, Louisiana State Gas and
Series C-1, 8.20%, 9/01/19	19,700	19,700,000	Fuels Tax Revenue Bonds, VRDN, Class A (a)(b)(c)(n):
Kansas State Development Financing Authority,			Series 2006-0129, 8.49%, 5/01/41	27,225	27,225,000
M/F Housing Revenue Bonds (Delaware			Series 2006-137, 8.49%, 5/01/36	4,020	4,020,000
Highlands Assistant Living), VRDN, AMT, Series C,			Jefferson Parish, Louisiana, Hospital Service District
8.11%, 12/01/36 (a)(n)	4,290	4,290,000	Number 001, Hospital Revenue Bonds, PUTTERS,
Kansas State Development Financing Authority,			VRDN, Series 522, 5.74%, 12/01/08 (a)(b)(n)	10,000	10,000,000
Revenue Bonds (Sisters of Charity of			Lake Charles, Louisiana, Harbor and Terminal District
Leavenworth Health System), VRDN, Series C,			Revenue Bonds (Lake Charles Cogeneration
4.25%, 12/01/19 (a)(n)	17,665	17,665,000	Project), VRDN, 2.25%, 3/15/09 (a)(n)	53,000	53,000,000
		56,980,000	Louisiana Local Government Environmental Facilities
			and Community Development Authority, Revenue
Kentucky — 1.7%			Bonds, VRDN, AMT (a)(n):
Boyd County, Kentucky, Sewer and Solid Waste			(BASF Corporation Project), 8.75%, 12/01/36	4,000	4,000,000
Revenue Bonds (Air Products and Chemicals			(Honeywell International Inc. Project),
Project), VRDN, AMT, 8.55%, 7/01/21 (a)(n)	3,775	3,775,000	8.16%, 12/01/37	6,000	6,000,000
Carroll County, Kentucky, PCR, CP, 1.83%, 12/01/08	20,930	20,930,000	Louisiana Local Government Environmental Facilities
Eagle Tax-Exempt Trust, Louisville and Jefferson			and Community Development Authority, Revenue
Counties, Kentucky, Metropolitan Sewer			Refunding Bonds (BASF Corporation Project),
District, Sewer and Drain System Revenue			VRDN, Series B, 8.75%, 12/01/30 (a)(n)	7,500	7,500,000
Bonds, VRDN, Series 2006-0053 Class A,			Louisiana Public Facilities Authority Revenue Bonds,
8.49%, 5/15/33 (a)(b)(c)(n)	14,000	14,000,000	VRDN (a)(n):
Jefferson County, Kentucky, CP, 1.75%, 11/06/08	35,000	35,000,000	(Air Products and Chemicals Project), AMT,
Kentucky Asset/Liability Commission, General Fund			8.55%, 12/01/39	2,850	2,850,000
Revenue Notes, TRAN, Series A, 3%, 6/25/09	18,100	18,259,306	(Equipment and Capital Facilities Loan Program),
Kentucky Higher Education Student Loan Corporation,			Series C, 8.21%, 7/01/24	1,150	1,150,000
Student Loan Revenue Refunding Bonds, VRDN,			(II City Plaza LLC Project), 8.21%, 3/01/40	7,280	7,280,000
AMT, Senior Series A-1, 7.75%, 6/01/37 (a)(n)	15,700	15,700,000	Louisiana State, GO, Refunding, VRDN, Series A,
Louisville and Jefferson Counties, Kentucky,			8%, 7/01/26 (a)(n)	8,300	8,300,000
Metropolitan Government Health System, Revenue			Louisiana State Municipal Natural Gas Purchasing
Refunding Bonds, ROCS, VRDN, Series II-R-662CE,			and Distribution Authority Revenue Bonds, PUTTERS,
8.20%, 10/01/36 (a)(b)(n)	17,500	17,500,000	VRDN, Series 1411Q, 7.96%, 3/15/14 (a)(b)(n)	12,787	12,787,000

See Notes to Financial Statements. 16 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Louisiana (concluded)			Maryland (concluded)
Louisiana State Offshore Terminal Authority,			Maryland State Stadium Authority, Lease Revenue
Deepwater Port Revenue Refunding Bonds			Refunding Bonds (Baltimore Convention Center),
(Loop LLC Project), VRDN, Series A,			VRDN, AMT, 8.05%, 12/15/14 (a)(n)	$ 3,595 $	3,595,000
4.30%, 9/01/14 (a)(n)	$ 21,950	$ 21,950,000	Montgomery County, Maryland, EDR (Riderwood
Morgan Keegan Municipal Products, Inc., East Baton			Village Inc. Project), Refunding, VRDN,
Rouge, Louisiana, Mortgage Finance Authority,			8%, 3/01/34 (a)(n)	13,610	13,610,000
S/F Revenue Bonds, VRDN, AMT, Series A,					154,625,000
8.16%, 2/01/11 (a)(b)(n)	8,135	8,135,000
Morgan Keegan Municipal Products, Inc., New			Massachusetts — 3.4%
Orleans, Louisiana, Finance Authority, VRDN,			Bank of America MACON Trust, Massachusetts State
Series G, 8.16%, 12/01/41 (a)(b)(n)	24,125	24,125,000	Development Finance Agency Revenue Bonds, VRDN,
Saint James Parish, Louisiana, Revenue			Series 2007-344, 8.07%, 12/01/12 (a)(b)(n)	92,300	92,300,000
Bonds (NuStar Logistics, L Project), VRDN,			Bank of America MACON Trust, Massachusetts
7.90%, 6/01/38 (a)(n)	4,000	4,000,000	State Health and Educational Facilities Authority
South Louisiana Port Commission, Port Revenue			Revenue Bonds, VRDN, Series 2007-310,
Refunding Bonds (Occidental Petroleum), VRDN,			8%, 6/15/12 (a)(b)(n)	7,880	7,880,000
8.25%, 7/01/18 (a)(n)	4,400	4,400,000	Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	7,000	7,017,069
			Eagle Tax-Exempt Trust, Massachusetts State
		262,322,000	Water Resource Authority, Revenue Refunding
Maine — 0.1%			Bonds, VRDN, Series 2006-0054 Class A,
Eclipse Funding Trust, Solar Eclipse Certificates,			8.48%, 8/01/36 (a)(b)(c)(n)	7,495	7,495,000
Maine Health and Higher Educational Facilities			Massachusetts Bay Transportation Authority, Sales
Authority Revenue Bonds, VRDN, Series 2007-0104,			Tax Revenue Refunding Bonds, VRDN, Senior
4.41%, 7/01/37 (a)(b)(g)(n)	3,195	3,195,000	Series A-2, 7.80%, 7/01/26 (a)(n)	17,500	17,500,000
School Administrative District Number 051, Maine,			Massachusetts State, CP:
GO, Refunding, BAN, 3.75%, 12/30/08	4,500	4,507,042	1.50%, 11/03/08	30,000	30,000,000
		7,702,042	1.62%, 11/05/08	18,000	18,000,000
			1.70%, 12/04/08	10,500	10,500,000
Maryland — 1.4%			Massachusetts State Development Finance Agency
Baltimore County, Maryland, EDR, Refunding			Revenue Bonds (Suffolk University), VRDN,
(Garrison Forest School Project), VRDN,			Series A, 8.50%, 7/01/35 (a)(f)(n)	13,710	13,710,000
4.30%, 10/01/31 (a)(n)	6,380	6,380,000	Massachusetts State, GO, Refunding, VRDN, Series B,
Baltimore County, Maryland, Revenue Refunding			6.40%, 1/01/21 (a)(n)	15,300	15,300,000
Bonds (The Paths at Loveton Farms Apartments			Massachusetts State Health and Educational
Facility Project), VRDN, 5.20%, 12/01/21 (a)(n)	4,630	4,630,000	Facilities Authority Revenue Bonds (Dana-Farber
Baltimore, Maryland, Port Facilities Revenue			Cancer Institute), VRDN (a)(n):
Bonds (Occidental Petroleum), FLOATS, VRDN,			Series L-1, 7.75%, 12/01/47	6,800	6,800,000
2%, 10/14/11 (a)(b)(n)	35,700	35,700,000	Series L-2, 7.75%, 12/01/47	7,800	7,800,000
Maryland State Community Development			Massachusetts State Health and Educational
Administration, Department of Housing and			Facilities Authority, Revenue Refunding Bonds,
Community Development, Residential Revenue			VRDN (a)(n):
Bonds, VRDN, AMT, Series C, 8.01%, 9/01/35 (a)(n)	13,630	13,630,000	(Harvard University), Series R, 3.75%, 11/01/49	3,000	3,000,000
Maryland State Economic Development			(Partners Healthcare System Project), Series F-4,
Corporation Revenue Bonds (Pharmaceutics			7.84%, 7/01/40	62,625	62,625,000
International, Inc. Project), VRDN, AMT,			Massachusetts State Water Resource Authority,
Series A, 8.11%, 5/03/21 (a)(n)	4,715	4,715,000	Revenue Refunding Bonds, VRDN, Series B,
Maryland State Economic Development Corporation,			7.75%, 8/01/31 (n)	20,000	20,000,000
Revenue Refunding Bonds (Garrett Community			Municipal Securities Trust Certificates, Massachusetts
College), VRDN, 7.96%, 8/01/38 (a)(n)	7,005	7,005,000	State Turnpike Authority, Metropolitan Highway
Maryland State, GO, ROCS, VRDN, Series II-R-11573,			System, Revenue Refunding Bonds, VRDN, Series
4.20%, 7/15/21 (a)(b)(n)	3,500	3,500,000	SGC 28, Class A, 4.93%, 1/01/29 (a)(b)(n)	6,665	6,665,000
Maryland State Health and Higher Educational			University of Massachusetts Building Authority
Facilities Authority, Revenue Refunding Bonds,			Revenue Bonds, VRDN, Senior Series A,
VRDN (a)(n):			7.75%, 5/01/38 (a)(h)(n)	16,080	16,080,000
(Johns Hopkins University), Series B,			University of Massachusetts Building Authority,
7.75%, 7/01/27	14,765	14,765,000	Revenue Refunding Bonds, VRDN (a)(n):
(Pooled Loan Program), Series D,			Senior Series 3, 7.90%, 11/01/34	20,000	20,000,000
7.20%, 1/01/29	39,895	39,895,000	Senior Series 4, 7.92%, 11/01/34	15,000	15,000,000
(University of Maryland Medical System),
Series B, 7.50%, 7/01/41	7,200	7,200,000			377,672,069

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 17

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan — 6.1%			Michigan (concluded)
Bank of America MACON Trust, Detroit, Michigan, City			Oakland University, Michigan, Revenue Refunding
School District, GO, Refunding, VRDN, Series J,			Bonds, VRDN, 7.75%, 3/01/31 (a)(n)	$ 8,000	$ 8,000,000
3.94%, 5/01/28 (a)(b)(c)(n)	$ 5,100	$ 5,100,000	RBC Municipal Products, Inc., Michigan Higher
Detroit, Michigan, City School District, GO, VRDN,			Education Student Loan Authority, Revenue
Series A, 5.65%, 5/01/29 (a)(c)(n)	4,615	4,615,000	Refunding Bonds, FLOATS, VRDN, AMT, Series L-24,
Detroit, Michigan, Sewage Disposal Revenue			3.10%, 3/01/28 (a)(b)(n)	44,945	44,945,000
Refunding Bonds, VRDN (a)(n):			University of Michigan, University Hospital Revenue
ROCS, Series II-R-9221, 4.61%, 7/01/36 (b)(e)	13,840	13,840,000	Bonds, VRDN, Series A, 8%, 12/01/27 (a)(n)	61,000	61,000,000
Senior Lien, Series C-1, 8.25%, 7/01/27 (c)	19,700	19,700,000	University of Michigan, University Hospital
Detroit, Michigan, Water Supply System, Revenue			Revenue Refunding Bonds, VRDN, Series B,
Refunding Bonds, ROCS, VRDN, Series II-R-665PB,			7.75%, 12/01/37 (a)(n)	12,000	12,000,000
4.31%, 7/01/33 (a)(b)(e)(n)	20,805	20,805,000			665,452,222
Deutsche Bank SPEARs/LIFERs Trust, Wayne County,
Michigan, Airport Authority, Revenue Refunding			Minnesota — 1.3%
Bonds, SPEARs, VRDN, AMT, Series DB-652,			Minnesota Agriculture and Economic
4.11%, 12/01/32 (a)(b)(f)(n)	12,940	12,940,000	Development Board, Revenue Refunding
Eagle Tax-Exempt Trust, Michigan State Building			Bonds (Essentia Health), VRDN, Series C-4B,
Authority, Revenue Refunding Bonds, VRDN, Series			4.90%, 2/15/20 (a)(f)(n)	5,250	5,250,000
2006-156, Class A, 8.72%, 10/15/36 (a)(b)(c)(n)	7,100	7,100,000	Minnesota State, GO, ROCS, VRDN (a)(b)(n):
Eastern Michigan University, Revenue Refunding			Series II-R-4065, 4.38%, 8/01/23	1,665	1,665,000
Bonds, VRDN, 8.25%, 6/01/36 (a)(n)	13,000	13,000,000	Series II-R-6101, 4.32%, 8/01/24	2,300	2,300,000
Grand Rapids, Michigan, Sanitation Sewer System			Minnesota State, HFA, Residential Housing Finance
Revenue Bonds, ROCS, VRDN, Series II-R-12147,			Revenue Refunding Bonds, VRDN, AMT, Series C,
8.73%, 1/01/17 (a)(b)(c)(n)	6,900	6,900,000	8.15%, 7/01/48 (a)(n)	7,500	7,500,000
Kent Hospital Finance Authority, Michigan, Revenue			Rochester, Minnesota, Healthcare Facilities, CP:
Refunding Bonds (Spectrum Health), VRDN,			1.75%, 12/10/08	66,500	66,500,000
Series B-2, 7.91%, 1/15/47 (a)(n)	37,000	37,000,000	1.70%, 12/11/08	41,750	41,750,000
Michigan Municipal Bond Authority Revenue Notes,			Saint Cloud, Minnesota, Health Care Revenue
Series A-1, 3%, 8/20/09	28,600	28,942,222	Bonds (CentraCare Health System Project), VRDN,
Michigan State, HDA, Rental Housing Revenue			Series A, 7.98%, 5/01/42 (a)(f)(n)	7,780	7,780,000
Refunding Bonds, VRDN, AMT, Series A,			University of Minnesota Revenue Bonds, VRDN (a)(n):
4.75%, 10/01/37 (a)(n)	39,000	39,000,000	Series A, 7.75%, 1/01/34	3,820	3,820,000
Michigan State, HDA, Revenue Refunding Bonds,			Series C, 7.75%, 12/01/36	4,935	4,935,000
VRDN, AMT, Series B, 7.75%, 6/01/38 (a)(n)	100,200	100,200,000			141,500,000
Michigan State Hospital Finance Authority Revenue			Mississippi — 1.1%
Bonds (Ascension Health), VRDN, Series B-1,			Mississippi Business Finance Corporation, Gulf
7.75%, 11/15/33 (a)(n)	81,890	81,890,000	Opportunity Zone, IDR (SG Resources
Michigan State Hospital Finance Authority, Revenue			Mississippi LLC), VRDN, 7.90%, 5/01/32 (a)(n)	15,000	15,000,000
Refunding Bonds, VRDN (a)(n):			Mississippi Business Finance Corporation Revenue
(Ascension Health), 7.75%, 11/15/33	39,700	39,700,000	Bonds (Renaissance at Colony Park LLC Project),
(McLaren Health Care), Series B,			VRDN, 8.01%, 5/01/35 (a)(n)	12,870	12,870,000
7.90%, 10/15/30	4,800	4,800,000	Mississippi Development Bank, Special Obligation
(McLaren Health Care), Series B,			Revenue Bonds (Municipal Gas Authority of
7.90%, 10/15/38	12,300	12,300,000	Mississippi — Natural Gas Supply Project), VRDN,
Michigan State Revenue Bonds, PUTTERS, VRDN,			7.25%, 7/01/15 (a)(n)	50,522	50,522,000
Series 2096, 4.59%, 9/15/17 (a)(b)(c)(n)	9,970	9,970,000	Mississippi Development Bank, Special Obligation
Michigan State University, General Revenue Bonds,			Revenue Refunding Bonds (Walnut Grove
VRDN (a)(n):			Youth Facility Project), VRDN, Series A,
7.82%, 2/15/34	38,740	38,740,000	7.25%, 8/01/27 (a)(n)	8,000	8,000,000
FLOATS, Series A2, 8.70%, 8/15/22 (b)	25,400	25,400,000	Mississippi Hospital Equipment and Facilities
Michigan State University, General Revenue Refunding			Authority, Revenue Refunding Bonds (North
Bonds, VRDN, Series A, 7.82%, 2/15/33 (a)(n)	7,315	7,315,000	Mississippi Health Services), VRDN, Series 1,
Oakland County, Michigan, Economic Development			7.95%, 5/15/16 (a)(n)	4,524	4,524,000
Corporation, Limited Obligation Revenue Bonds,			Mississippi State, Capital Improvement, GO, VRDN,
VRDN (a)(n):			8%, 9/01/25 (a)(n)	30,200	30,200,000
(Exhibit Enterprises, Inc. Project), AMT,
8.11%, 6/01/34	6,250	6,250,000			121,116,000
(Marian High School Inc. Project),
8.21%, 5/01/37	4,000	4,000,000

See Notes to Financial Statements. 18 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Missouri — 0.6%			Nevada (concluded)
Missouri-Illinois Bi-State Development Agency,			Clark County, Nevada, School District, GO,
Subordinate Mass Transit Revenue Bonds			PUTTERS, VRDN, Series 1429, 5.25%,
(Metrolink Cross County Extension Project), VRDN,			12/15/13 (a)(b)(c)(n)	$ 4,365	$4,365,000
Series A, 7.50%, 10/01/35 (a)(n)	$ 3,160	$ 3,160,000	Truckee Meadows, Nevada, Water Authority, Water
Missouri Joint Municipal Electric Utility Commission,			Revenue Refunding Bonds, FLOATS, VRDN,
Power Project Revenue Bonds, ROCS, VRDN,			Series 51TP, 4.28%, 7/01/30 (a)(b)(c)(n)	5,895	5,895,000
Series II-R-620PB, 4.32%, 1/01/34 (a)(b)(e)(n)	5,730	5,730,000			53,744,048
Missouri State Health and Educational Facilities
Authority, Health Facilities Revenue Refunding			New Hampshire — 0.2%
Bonds, VRDN (a)(n):			Eclipse Funding Trust, Solar Eclipse Certificates,
(Saint Luke’s Health System), Series A,			New Hampshire Health and Educational
8%, 11/15/40	8,325	8,325,000	Facilities Authority Revenue Bonds, VRDN,
(Sisters of Mercy Health System), Series A,			Series 2007-0018, 4.05%, 7/01/36 (a)(b)(n)	10,495	10,495,000
4.25%, 6/01/16	7,300	7,300,000	New Hampshire Health and Education Facilities
(Sisters of Mercy Health System), Series B,			Authority Revenue Bonds (River College), VRDN,
4.25%, 6/01/16	6,300	6,300,000	8.32%, 2/01/38 (a)(n)	6,870	6,870,000
(Sisters of Mercy Health System), Series C,					17,365,000
7.93%, 6/01/19	8,925	8,925,000	New Jersey — 0.0%
(Sisters of Mercy Health System), Series D-3,			Deutsche Bank SPEARs/LIFERs Trust, New Jersey
8.05%, 6/01/33 (c)	6,025	6,025,000	State Transportation Trust Fund Revenue
Missouri State Highways and Transportation			Bonds, SPEARs, VRDN, AMT, Series DB-452,
Commission, State Road Revenue Bonds, ROCS,			4.19%, 12/15/33 (a)(b)(c)(n)	2,595	2,595,000
VRDN, Series II-R-8102, 4.42%, 5/01/23 (a)(b)(n)	4,000	4,000,000
Palmyra, Missouri, IDA, Solid Waste Disposal			New Mexico — 0.3%
Revenue Bonds (BASF Corporation Project), VRDN,			Eclipse Funding Trust, Solar Eclipse Certificates,
AMT, 8.75%, 12/01/22 (a)(n)	6,000	6,000,000	Rio Rancho, New Mexico, Water and Waste
Saint Louis, Missouri, General Fund, TRAN,			Water Revenue Bonds, VRDN, Series
3.25%, 6/30/09	5,300	5,357,637	2006-0019, 4.25%, 5/15/32 (a)(b)(d)(n)	14,505	14,505,000
			New Mexico Mortgage Finance Authority,
		61,122,637	S/F Mortgage Revenue Bonds, VRDN, AMT,
Multi-State — 0.0%			2.49%, 10/01/08 (a)(n)	17,903	17,903,075
Clipper Tax-Exempt Certificates Trust, Multi-State			New Mexico State Hospital Equipment Loan
Revenue Bonds, VRDN, AMT, Series 2007-19,			Council, Hospital Revenue Refunding Bonds
8.11%, 6/01/11 (a)(b)(i)(n)	3,227	3,227,000	(Presbyterian Healthcare Services), VRDN,
Nebraska — 1.3%			Series A, 8.15%, 8/01/30 (a)(c)(n)	4,480	4,480,000
American Public Energy Agency, Nebraska, Gas					36,888,075
Supply Revenue Bonds, VRDN (a)(n):			New York — 4.8%
(National Public Gas Agency Project), Series B,			Albany, New York, City School District, GO, BAN,
6.50%, 2/01/14	83,635	83,635,000	Series A, 3%, 6/26/09	32,665	32,951,056
Series A, 7.25%, 12/01/15	31,258	31,258,000	Babylon, New York, IDA Residential Recovery
Eagle Tax-Exempt Trust, Omaha Public Power			Revenue Refunding Bonds (Ogden Martin
District, Nebraska, Separate Electric Revenue			Project), VRDN, 8.30%, 1/01/19 (a)(c)(n)	7,000	7,000,000
Bonds, VRDN, Series 2005-3008, Class A,			New York City, New York, City Housing
8.19%, 2/01/46 (a)(b)(n)	12,760	12,760,000	Development Corporation, M/F Mortgage
Eagle Tax-Exempt Trust, Public Power Generation			Revenue Bonds (Beekman Tower), VRDN,
Agency, Nebraska, Revenue Bonds, VRDN, Series A,			Series A, 7.90%, 3/01/48 (a)(n)	24,300	24,300,000
8.19%, 1/01/41 (a)(b)(n)	11,000	11,000,000	New York City, New York, City Housing
Eclipse Funding Trust, Solar Eclipse Certificates,			Development Corporation, M/F Mortgage
Omaha, Nebraska, Public Power District			Revenue Refunding Bonds (The Crest Project),
Revenue Bonds, VRDN, Series 2006-0025,			VRDN, Series A, 8%, 12/01/36 (a)(n)	2,700	2,700,000
4.18%, 2/01/36 (a)(b)(n)	5,870	5,870,000	New York City, New York, City Housing
		144,523,000	Development Corporation, M/F Rental Housing
Nevada — 0.5%			Revenue Bonds (Brittany Development), VRDN,
Clark County, Nevada, Airport System Revenue Bonds,			AMT, Series A, 8.15%, 6/15/29 (a)(j)(n)	13,000	13,000,000
VRDN, AMT, 3%, 7/01/09 (a)(n)	36,600	36,884,048	New York City, New York, City IDA, Liberty Revenue
Clark County, Nevada, Airport System Revenue			Bonds (One Bryant Park LLC Project), VRDN,
Refunding Bonds, Sub-Lien, VRDN, Series D-1,			Series A, 7.50%, 11/01/39 (a)(n)	24,000	24,000,000
7.93%, 7/01/36 (a)(n)	6,600	6,600,000	New York City, New York, City Municipal Water
			Finance Authority, CP:
			1.65%, 11/05/08	7,050	7,050,000
			1.65%, 11/14/08	50,000	50,000,000
			1.75%, 11/14/08	25,000	25,000,000

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 19

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (concluded)			North Carolina (continued)
New York City, New York, City Transitional Finance			Cleveland County, North Carolina, Industrial Facilities
Authority, Future Tax Secured Revenue Bonds,			and Pollution Control Financing Authority, Industrial
VRDN, Series A-1, 7.75%, 11/15/28 (a)(n)	$ 15,780	$ 15,780,000	Revenue Bonds (Chris Craft Corporation Project),
New York City, New York, City Transitional Finance			VRDN, AMT, 8.08%, 5/01/32 (a)(n)	$ 5,200	$5,200,000
Authority Revenue Bonds (New York City			Eagle Tax-Exempt Trust, North Carolina Capital
Recovery), VRDN, Series 3, Sub-Series 3-G,			Facilities Finance Agency, Revenue Refunding
8%, 11/01/22 (a)(n)	18,465	18,465,000	Bonds, VRDN, Series 2007-0015, Class A,
New York City, New York, City Transitional Finance			8.23%, 7/01/42 (a)(b)(n)	10,890	10,890,000
Authority Revenue Refunding Bonds, VRDN (a)(n):			Lee County, North Carolina, Industrial Facilities
(New York City Recovery), Series 3,			and Pollution Control Financing Authority, IDR
Sub-Series 3-B, 4.15%, 11/01/22	52,125	52,125,000	(Arden Corporation Project), VRDN, AMT,
Sub-Series C-3, 7.75%, 8/01/31	13,545	13,545,000	8.11%, 8/01/34 (a)(n)	4,800	4,800,000
New York City, New York, City Transitional Finance			Martin County, North Carolina, Industrial Facilities
Authority, Special Tax Revenue Refunding Bonds,			and Pollution Control Financing Authority,
VRDN, Series C, 8%, 2/01/32 (a)(n)	8,100	8,100,000	IDR (Penco Products Project), VRDN, AMT,
New York City, New York, GO, ROCS, VRDN,			8.11%, 9/01/22 (a)(n)	9,000	9,000,000
Series II-R-251A, 5.43%, 12/15/33 (a)(b)(n)	25,000	25,000,000	Mecklenburg County, North Carolina, COP, VRDN (a)(n):
New York City, New York, GO, Refunding, VRDN (a)(n):			7.48%, 2/01/25	31,150	31,150,000
Sub-Series E-3, 4.25%, 8/01/23	19,300	19,300,000	7.48%, 2/01/26	44,415	44,415,000
Sub-Series J-8, 4%, 8/01/21	1,600	1,600,000	Series A, 7.48%, 2/01/26	28,565	28,565,000
Sub-Series J-9, 7.76%, 8/01/27	25,000	25,000,000	Series A, 5%, 2/01/27	25,060	25,060,000
New York City, New York, GO, VRDN (a)(n):			Series A, 8%, 2/01/28	9,000	9,000,000
Series F-4, 7.86%, 2/15/20	16,840	16,840,000	Montgomery County, North Carolina, Industrial
Sub-Series H-1, 4.25%, 1/01/36	5,000	5,000,000	Facilities and Pollution Control Financing Authority
Sub-Series H-3, 8%, 3/01/34	3,800	3,800,000	Revenue Bonds (Republic Services Project), VRDN,
Sub-Series I-4, 8.25%, 4/01/36	10,550	10,550,000	AMT, 4.40%, 12/01/20 (a)(n)	2,900	2,900,000
New York State Dormitory Authority, Mental Health			North Carolina Capital Facilities Finance Agency,
Services Revenue Bonds, VRDN, Sub-Series D-2F,			Exempt Facilities Revenue Bonds (Republic Services
7.80%, 2/15/31 (a)(n)	9,120	9,120,000	Inc. Project), VRDN, AMT, 8.05%, 9/01/25 (a)(n)	10,000	10,000,000
New York State Dormitory Authority, Non-State			North Carolina Capital Facilities Finance Agency
Supported Debt Revenue Bonds (Rochester			Revenue Bonds (Aquarium Society Project), VRDN,
Friendly Home), VRDN, 7.95%, 6/01/38 (a)(n)	8,545	8,545,000	7.25%, 6/01/26 (a)(n)	3,400	3,400,000
New York State, HFA, Housing Revenue Bonds			North Carolina Capital Facilities Finance Agency, Solid
(363 West 30th Street), VRDN, AMT, Series A,			Waste Disposal, Revenue Refunding Bonds (Duke
8.20%, 11/01/32 (a)(k)(n)	2,800	2,800,000	Energy Carolinas LLC), VRDN, AMT (a)(n):
New York State, HFA, Revenue Bonds, VRDN, AMT,			Series A, 8%, 11/01/40	9,000	9,000,000
Series A (a)(n):			Series B, 7.90%, 11/01/40	6,000	6,000,000
(42nd & 10th Project), 7.65%, 11/01/41	29,500	29,500,000	North Carolina Eastern Municipal Power Agency,
(Worth Street Project), 8.15%, 5/15/33 (j)	11,800	11,800,000	Power System Revenue Bonds, MERLOTS, VRDN,
New York State, HFA, Service Contract Revenue			Series A22, 4.84%, 1/01/24 (a)(b)(n)	4,025	4,025,000
Refunding Bonds, VRDN, Series G,			North Carolina Educational Facilities Finance
7.82%, 3/15/28 (a)(n)	11,000	11,000,000	Agency Revenue Bonds (Duke University
New York State Mortgage Agency, Homeowner			Project), VRDN (a)(n):
Mortgage Revenue Bonds, VRDN, AMT (a)(n):			Series A, 7.90%, 12/01/17	8,250	8,250,000
37th Series, 8.30%, 4/01/35	15,200	15,200,000	Series A, 7.90%, 6/01/27	13,700	13,700,000
Series 139, 5%, 10/01/37	4,750	4,750,000	Series B, 7.75%, 12/01/21	11,100	11,100,000
New York State Urban Development Corporation,			North Carolina HFA, Home Ownership Revenue Bonds,
Service Contract Revenue Refunding Bonds, VRDN,			VRDN, AMT (a)(n):
Series A-5, 7.85%, 1/01/30 (a)(n)	11,800	11,800,000	MERLOTS, Series B12, 4.77%, 7/01/37 (b)	3,085	3,085,000
Triborough Bridge and Tunnel Authority, New York,			Series 18-C, 7.75%, 1/01/35	3,000	3,000,000
General Purpose Revenue Bonds, VRDN, Series B,			North Carolina Medical Care Commission, Health
7.83%, 1/01/33 (a)(n)	18,145	18,145,000	Care Facilities Revenue Bonds, VRDN (a)(n):
		523,766,056	(Novant Health Group), Series B,
			7.50%, 11/01/34	8,300	8,300,000
North Carolina — 5.6%			(Novant Health Inc.), Series A, 7.91%, 11/01/34	59,750	59,750,000
Charlotte, North Carolina, Water and Sewer			North Carolina Medical Care Commission, Health Care
System Revenue Bonds, VRDN, Series B,			Facilities, Revenue Refunding Bonds, VRDN (a)(n):
7.48%, 7/01/36 (a)(n)	99,890	99,890,000	(Duke University Health System), Series C,
			7.91%, 6/01/28	11,500	11,500,000
			ROCS, Series II-R-10313, 5.32%, 6/01/11 (b)	6,200	6,200,000

See Notes to Financial Statements. 20 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

North Carolina (concluded)			Ohio (concluded)
North Carolina Medical Care Commission, Hospital			Hamilton County, Ohio, Student Housing
Revenue Bonds, VRDN (a)(n):			Revenue Bonds (Block 3 Community Urban
(Duke University Hospital Project), Series B,			Redevelopment Corporation Project), VRDN,
7.35%, 6/01/15	$ 2,250	$ 2,250,000	8.30%, 8/01/36 (a)(n)	$ 8,830	$ 8,830,000
(Moses H. Cone Memorial Health System),			Lancaster Port Authority, Ohio, Gas Revenue Bonds,
Series A, 6.50%, 10/01/35	39,450	39,450,000	VRDN, 8%, 5/01/38 (a)(n)	17,000	17,000,000
(Moses H. Cone Memorial Health System),			Mercer County, Ohio, Detention Facility, GO, BAN,
Series B, 6.50%, 10/01/35	28,300	28,300,000	2.75%, 3/10/09	1,500	1,503,231
North Carolina Medical Care Commission, Hospital			Municipal Securities Trust Certificates, Princeton,
Revenue Refunding Bonds (Duke University			Ohio, City School District, GO, VRDN,
Hospital Project), VRDN, 7.35%, 6/01/23 (a)(n)	22,850	22,850,000	Series SGB 50-A, 4%, 12/01/30 (a)(b)(d)(n)	2,370	2,370,000
North Carolina Medical Care Commission, Retirement			Ohio State Air Quality Development Authority,
Facilities Revenue Refunding Bonds (Aldersgate			Revenue Refunding Bonds, VRDN (a)(n):
Project), VRDN, 8.05%, 1/01/31 (a)(n)	500	500,000	(Cincinnati Gas and Electric), Series A,
North Carolina State, GO, VRDN, Series F,			8%, 9/01/30	7,900	7,900,000
7.75%, 5/01/21 (a)(n)	7,200	7,200,000	(Cincinnati Gas and Electric), Series B,
Raleigh, North Carolina, COP (Downtown			8.70%, 9/01/30	16,300	16,300,000
Improvement Projects), VRDN, Series B,			(FirstEnergy Nuclear Generation Corporation
7.91%, 2/01/34 (a)(n)	19,000	19,000,000	Project), AMT, Series A, 8.07%, 6/01/33	12,400	12,400,000
Raleigh, North Carolina, Combined Enterprise System			Ohio State, GO, Common Schools, VRDN (a)(n):
Revenue Bonds, ROCS, VRDN, Series II-R-645,			Series A, 7.80%, 3/15/25	21,785	21,785,000
6.07%, 3/01/36 (a)(b)(n)	6,400	6,400,000	Series B, 7.80%, 3/15/25	31,115	31,115,000
Union County, North Carolina, GO, Refunding, VRDN,			Ohio State, GO, Refunding, VRDN, Series D,
Series A, 7.47%, 3/01/29 (a)(n)	2,335	2,335,000	8%, 2/01/19 (a)(n)	10,200	10,200,000
University of North Carolina at Chapel Hill, Hospital			Ohio State University, General Receipts Revenue
Revenue Refunding Bonds, VRDN, Series B,			Bonds, VRDN, Series B, 7.75%, 6/01/35 (a)(n)	900	900,000
4.25%, 2/15/31 (a)(n)	3,900	3,900,000	Ohio State Water Development Authority, Pollution
University of North Carolina, University			Control Facilities, Revenue Refunding Bonds
Revenue Refunding Bonds, VRDN, Series B,			(FirstEnergy Nuclear Generation Corporation Project),
7.70%, 12/01/25 (a)(n)	4,100	4,100,000	VRDN, AMT, Series A, 6.50%, 8/01/33 (a)(n)	30,000	30,000,000
Wake County, North Carolina, GO, VRDN, Series A,			Ohio State Water Development Authority, Revenue
7.90%, 4/01/19 (a)(n)	45,250	45,250,000	Refunding Bonds, BAN, 2%, 11/06/08	3,810	3,810,881
Wake County, North Carolina, Industrial Facilities			Strongsville, Ohio, GO, BAN, 2.60%, 12/11/08	1,725	1,726,161
and Pollution Control Financing Authority Revenue					212,932,643
Bonds (Solid Waste Disposal-Highway 55), VRDN,
AMT, 7.65%, 9/01/13 (a)(n)	2,700	2,700,000	Oklahoma — 0.1%
			Oklahoma State Development Finance Authority
		612,415,000	Revenue Bonds (ConocoPhillips Company Project),
North Dakota — 0.1%			VRDN, AMT (a)(n):
Cass County, North Dakota, Health Facilities Revenue			8.25%, 12/01/38	5,000	5,000,000
Bonds (Essentia Health — Saint Mary’s Duluth			Series B, 8.25%, 8/01/37	2,500	2,500,000
Clinic), VRDN, Series A-1, 8%, 2/15/37 (a)(f)(n)	10,185	10,185,000	Oklahoma State, HFA, S/F Mortgage Revenue
Ohio — 1.9%			Refunding Bonds, VRDN, 2.49%, 3/01/09 (a)(n)	5,990	5,990,200
Allen County, Ohio, Hospital Facilities Revenue Bonds					13,490,200
(Catholic Healthcare Partners), VRDN, Series A,			Oregon — 0.7%
4.20%, 10/01/31 (a)(n)	5,000	5,000,000	ABN AMRO MuniTops Certificates Trust,
Canfield, Ohio, Local School District, GO, BAN,			Portland, Oregon, GO, VRDN, Series 2001-4,
2.50%, 9/17/09	4,730	4,757,719	5.15%, 6/01/09 (a)(b)(d)(n)	11,730	11,730,000
Clark County, Ohio, GO, BAN, 2%, 5/06/09	1,275	1,276,492	Clackamas County, Oregon, Hospital Facility Authority
Clinton County, Ohio, Sanitation and Sewer, GO, BAN,			Revenue Bonds (Legacy Health System), VRDN,
2.50%, 10/23/08	2,475	2,476,002	7.92%, 2/15/30 (a)(n)	8,875	8,875,000
Dayton-Montgomery County Port Authority, Ohio,			Klamath Falls, Oregon, Electric Revenue Refunding
Special Airport Facilities Revenue Bonds			Bonds (Klamath Cogeneration Project), Senior Lien,
(Wilmington Air Park LLC), VRDN, AMT (a)(n):			VRDN, 6%, 1/01/09 (a)(l)(n)	30,000	30,810,696
Series B, 8.35%, 2/01/37	11,000	11,000,000	Medford, Oregon, Hospital Facilities Authority
Series C, 8.35%, 2/01/37	8,000	8,000,000	Revenue Bonds (Rogue Valley Manor Project), VRDN,
Deerfield Township, Ohio, GO, BAN, 3.45%, 11/18/08	3,050	3,050,000	4.25%, 8/15/37 (a)(n)	17,200	17,200,000
Fairfield, Ohio, Golf Course Improvements, GO, BAN,			Oregon State Facilities Authority Revenue Bonds
4%, 12/05/08	2,000	2,001,917	(PeaceHealth), VRDN, Series B, 7.75%,
Grove City, Ohio, Construction and Improvement			8/01/34 (a)(n)	12,825	12,825,000
Notes, GO, 2.32%, 3/12/09	9,530	9,530,240
					81,440,696

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 21

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Pennsylvania — 3.1%			Rhode Island — 0.2%
Allegheny County, Pennsylvania, Hospital Development			Narragansett Bay Commission, Rhode Island,
Authority Revenue Bonds, VRDN (a)(n):			Wastewater System Revenue Bonds,
PUTTERS, Series 2327, 5.63%, 2/01/11 (b)	$ 5,885	$5,885,000	ROCS, VRDN, Series II-R-780PB,
(University of Pittsburgh Medical Center),			4.12%, 2/01/32 (a)(b)(e)(n)	$ 13,895	$ 13,895,000
Series B-1, 4.16%, 12/01/16	6,293	6,293,000	Rhode Island Housing and Mortgage Finance
Beaver County, Pennsylvania, IDA, PCR, Refunding			Corporation Revenue Bonds, ROCS, VRDN,
(FirstEnergy Nuclear Generation Corporation			Series II-R-599, 4.82%, 4/01/33 (a)(b)(n)	5,345	5,345,000
Project), VRDN, Series B, 7.97%, 12/01/35 (a)(n)	23,740	23,740,000			19,240,000
Butler County, Pennsylvania, IDA, Revenue Bonds
(Concordia Lutheran Ministers), VRDN, Series A,			South Carolina — 1.5%
8%, 4/01/30 (a)(n)	4,905	4,905,000	Bank of America MACON Trust, South Carolina
Delaware County, Pennsylvania, Authority, College			Jobs EDA, Revenue Bonds, VRDN, Series
Revenue Bonds (Haverford College), VRDN,			2007-303, 8%, 2/01/12 (a)(b)(n)	9,080	9,080,000
9%, 11/15/38 (a)(n)	18,500	18,500,000	Berkeley County, South Carolina, Exempt
Delaware Valley Regional Finance Authority,			Facilities, Industrial Revenue Bonds (Amoco
Pennsylvania, Local Government Revenue Bonds,			Chemical Company Project), VRDN, AMT,
VRDN, Series D, 7.85%, 12/01/20 (a)(n)	25,000	25,000,000	4.05%, 4/01/28 (a)(n)	4,600	4,600,000
Emmaus, Pennsylvania, General Authority Revenue			Eagle Tax-Exempt Trust, South Carolina State
Bonds (Pennsylvania Loan Program), VRDN,			Public Service Authority, Revenue Bonds,
Series A, 8.50%, 3/01/30 (a)(c)(n)	13,200	13,200,000	VRDN, Series 2006-0007, Class A,
Pennsylvania Economic Development Financing			8.17%, 1/01/36 (a)(b)(d)(n)	11,500	11,500,000
Authority, Wastewater Treatment Revenue Refunding			Florence County, South Carolina, Solid Waste
Bonds (Sunoco Inc. — R & M Project), VRDN, AMT,			Disposal and Wastewater Treatment Revenue
Series B, 8.20%, 10/01/34 (a)(n)	6,700	6,700,000	Bonds (Roche Carolina Inc. Project), VRDN,
Pennsylvania HFA, Rental Housing Revenue Refunding			AMT (a)(n):
Bonds, VRDN, Series B, 7.50%, 1/01/21 (a)(n)	8,340	8,340,000	4.10%, 4/01/26	8,700	8,700,000
Pennsylvania HFA, S/F Mortgage Revenue Bonds,			4.10%, 4/01/27	6,780	6,780,000
VRDN, AMT (a)(n):			Greenville Hospital System, South Carolina,
Series 86B, 8.15%, 4/01/35	9,410	9,410,000	Hospital Facilities Revenue Refunding Bonds,
Series 87C, 8.30%, 10/01/35	17,300	17,300,000	VRDN (a)(n):
Series 89, 8.15%, 10/01/35	53,235	53,235,000	Series B, 7.85%, 5/01/33	4,500	4,500,000
Pennsylvania HFA, S/F Mortgage Revenue Refunding			Series C, 7.25%, 5/01/33	4,500	4,500,000
Bonds, VRDN, AMT (a)(n):			Greenwood County, South Carolina, Exempt
Series 91B, 8.15%, 10/01/36	9,200	9,200,000	Facility Industrial Revenue Refunding Bonds
Series 99C, 8.20%, 10/01/23	5,100	5,100,000	(Fuji Photo Film Project), VRDN, AMT,
Pennsylvania State Turnpike Commission, Turnpike			8.25%, 9/01/11 (a)(n)	12,200	12,200,000
Revenue Refunding Bonds:			Piedmont Municipal Power Agency, South
Series A-1, 7.95%, 12/01/30	28,375	28,375,000	Carolina, Electric Revenue Refunding Bonds,
VRDN, Series A-2, 7.25%, 12/01/22 (a)(n)	19,850	19,850,000	VRDN, Series B, 8%, 1/01/34 (a)(f)(n)	8,200	8,200,000
VRDN, Series B, 8.20%, 12/01/12 (a)(n)	9,030	9,030,000	South Carolina Housing Finance and
VRDN, Series U, 6.50%, 12/01/19 (a)(n)	7,900	7,900,000	Development Authority, Mortgage Revenue
Philadelphia, Pennsylvania, Hospitals and Higher			Bonds, ROCS, VRDN, AMT, Series II-R-398,
Education Facilities Authority, Hospital Revenue			5.92%, 7/01/34 (a)(b)(c)(n)	2,005	2,005,000
Refunding Bonds (Children’s Hospital Project),			South Carolina Jobs, EDA, EDR (Holcim (US) Inc.
VRDN, Series A, 5%, 7/01/31 (a)(n)	4,750	4,750,000	Project), VRDN, AMT, 8.11%, 12/01/33 (a)(n)	12,500	12,500,000
Philadelphia, Pennsylvania, Water and Wastewater			South Carolina Jobs, EDA, Hospital Facilities
Revenue Refunding Bonds, VRDN, Series B,			Revenue Bonds (Sisters of Charity Providence
8.05%, 8/01/18 (a)(c)(n)	15,025	15,025,000	Hospitals), VRDN, 7.50%, 11/01/31 (a)(n)	45,780	45,780,000
Saint Mary Hospital Authority of Bucks County,			South Carolina Transportation Infrastructure Bank,
Pennsylvania, Revenue Bonds (Catholic Health			Revenue Refunding Bonds, VRDN (a)(n):
Initiatives), VRDN, Series C, 8%, 5/01/44 (a)(n)	30,000	30,000,000	Series B1, 7.50%, 10/01/31	5,300	5,300,000
University of Pittsburgh, Pennsylvania, The			Series B2, 8%, 10/01/31	4,800	4,800,000
Commonwealth System of Higher Education,			Series B3, 7.95%, 10/01/31	7,900	7,900,000
Revenue Bonds (University Capital Project),			Spartanburg, South Carolina, Waterworks Revenue
VRDN (a)(n):			Bonds, ROCS, VRDN, Series II-R-11020PB,
Series A, 8.25%, 9/15/39	6,500	6,500,000	4.14%, 6/01/36 (a)(b)(c)(n)	13,360	13,360,000
Series C, 8.25%, 9/15/35	13,000	13,000,000			161,705,000
		341,238,000

See Notes to Financial Statements. 22 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Tennessee — 2.6%			Texas — 15.0%
BNP Paribas STARS Certificates Trust, The			Brazos Harbor, Texas, Industrial Development
Tennergy Corporation, Tennessee, Gas			Corporation, Environmental Facilities Revenue
Revenue Bonds, VRDN, Series 2006-001,			Bonds (ConocoPhillips Company Project), VRDN,
4.20%, 5/01/16 (a)(n)	$ 8,780	$ 8,780,000	AMT, 8.25%, 8/01/38 (a)(n)	$ 4,500	$ 4,500,000
Chattanooga, Tennessee, Health, Education			Brazos River, Texas, Harbor Industrial Development
and Housing Facility Board Revenue Bonds			Corporation Revenue Bonds (BASF Corporation
(The McCallie School Project), VRDN,			Project), VRDN, AMT (a)(n):
7.90%, 7/01/25 (a)(n)	15,950	15,950,000	8.75%, 10/01/36	50,000	50,000,000
Clarksville, Tennessee, Public Building Authority,			8.75%, 5/01/38	25,000	25,000,000
Pooled Financing Revenue Bonds (Tennessee			Clipper Tax-Exempt Certificates Trust, Texas,
Municipal Bond Fund), VRDN (a)(n):			Revenue Bonds, VRDN, Series 2007-46,
7.25%, 11/01/27	28,810	28,810,000	7.99%, 8/01/17 (a)(b)(i)(n)	10,000	10,000,000
7.25%, 6/01/29	35,105	35,105,000	Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP,
Clarksville, Tennessee, Public Building Authority			4.21%, 2/15/26 (a)(b)(n)	10,925	10,925,000
Revenue Bonds, Pooled Financing (Tennessee			Cypress-Fairbanks, Texas, Independent School
Municipal Bond Fund), VRDN, 4.25%,			District, GO, FLOATS, VRDN, Series 86TP,
7/01/34 (a)(n)	3,900	3,900,000	4.21%, 2/15/30 (a)(b)(d)(n)	2,555	2,555,000
Franklin, Tennessee, Public Building Authority, Local			Dallas-Fort Worth, Texas, International Airport Facility,
Government Public Improvement Revenue Bonds,			Improvement Corporation Revenue Refunding
VRDN, Series 101-A-1, 5.25%, 6/01/19 (a)(n)	2,000	2,000,000	Bonds (United Parcel Service Inc.), VRDN,
Knox County, Tennessee, Health, Educational and			5.15%, 5/01/32 (a)(n)	5,050	5,050,000
Housing Facilities Board, Hospital Facilities			Dallas-Fort Worth, Texas, International Airport Revenue
Revenue Bonds (Catholic Healthcare Partners),			Bonds, ROCS, VRDN, AMT, Series II-R-12084,
VRDN, Series B, 7.97%, 10/01/31 (a)(n)	4,200	4,200,000	4.69%, 11/01/13 (a)(b)(c)(n)	8,430	8,430,000
Metropolitan Government of Nashville and Davidson			Denton, Texas, Independent School District, GO,
County, Tennessee, Health and Educational			VRDN, Series 2005-A, 7.75%, 8/01/35 (a)(n)	2,500	2,500,000
Facilities Board Revenue Bonds (Ascension Health),			Deutsche Bank SPEARs/LIFERs Trust, Brownsville,
VRDN, 7.75%, 11/15/31 (a)(n)	33,000	33,000,000	Texas, Utility System Revenue Bonds, SPEARs,
Metropolitan Government of Nashville and Davidson			VRDN, Series DBE-533, 3.36%, 9/01/21 (a)(b)(n)	1,785	1,785,000
County, Tennessee, IDB, Revenue Bonds (Nashville			Deutsche Bank SPEARs/LIFERs Trust, North
Symphony Hall Project), VRDN, Series A,			Texas Tollway Authority, Revenue Refunding
7.25%, 12/01/31 (a)(n)	13,608	13,608,000	Bonds, SPEARs, VRDN, Series DB-626,
Montgomery County, Tennessee, Public Building			4.08%, 1/01/32 (a)(b)(f)(n)	11,487	11,487,000
Authority, Pooled Financing Revenue Bonds			Eagle Tax-Exempt Trust, Dallas, Texas, Area
(Tennessee County Loan Pool), VRDN,			Rapid Transit, Sales Tax Revenue Refunding
7.25%, 3/01/25 (a)(n)	2,095	2,095,000	Bonds, VRDN, Series 2008-0017, Class A,
Municipal Energy Acquisition Corporation, Tennessee,			8.24%, 12/01/43 (a)(b)(n)	7,700	7,700,000
Gas Revenue Bonds, PUTTERS, VRDN, Series 1578,			Eagle Tax-Exempt Trust, San Antonio, Texas,
7.96%, 6/01/09 (a)(b)(n)	49,815	49,815,000	Independent School District, GO, Refunding,
Sevier County, Tennessee, Public Building			VRDN, Series 2008-0034, Class A,
Authority, Local Government Public Improvement			8.35%, 8/15/26 (a)(b)(n)	5,000	5,000,000
Revenue Bonds, VRDN, Series IV-A-4,			Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A,
5.50%, 6/01/20 (a)(c)(n)	6,000	6,000,000	8.15%, 3/01/32 (a)(b)(d)(n)	4,500	4,500,000
Shelby County, Tennessee, GO, Refunding, VRDN,			Galena Park, Texas, Independent School District,
Series A, 7.90%, 3/01/22 (a)(n)	7,355	7,355,000	GO, Refunding, FLOATS, VRDN, Series SG-153,
Shelby County, Tennessee, Health, Educational			5.16%, 8/15/23 (a)(b)(n)	12,250	12,250,000
and Housing Facility Board, Hospital Revenue			Grapevine, Texas, Industrial Development Corporation,
Refunding Bonds (Methodist Le Bonheur			Airport Revenue Refunding Bonds (Southern Air
Healthcare), VRDN (a)(f)(n):			Transport), VRDN, 7.55%, 3/01/10 (a)(n)	5,300	5,300,000
Series A, 8.10%, 6/01/42	10,000	10,000,000	Gulf Coast IDA, Texas, Environmental Facilities
Series B, 7.93%, 6/01/42	10,000	10,000,000	Revenue Bonds (Citgo Petroleum Corporation
Shelby County, Tennessee, Public Improvement and			Project), VRDN, AMT, 4.05%, 10/01/32 (a)(n)	8,400	8,400,000
Schools, GO, VRDN, Series B, 8%, 4/01/30 (a)(n)	10,000	10,000,000	Gulf Coast IDA, Texas, Marine Terminal Revenue
The Tennergy Corporation, Tennessee, Gas			Bonds (Amoco Oil Company Project), VRDN, AMT,
Revenue Bonds, PUTTERS, VRDN, Series 1258Q,			4.05%, 4/01/28 (a)(n)	3,020	3,020,000
7.96%, 11/01/13 (a)(b)(n)	43,805	43,805,000	Gulf Coast IDA, Texas, Solid Waste Disposal Revenue
		284,423,000	Bonds (Citgo Petroleum Corporation Project),
			VRDN, AMT, 4.05%, 4/01/26 (a)(n)	9,800	9,800,000

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 23

Schedule of Investments (continued)				Master Tax-Exempt LLC
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Texas (continued)			Texas (continued)
Gulf Coast Waste Disposal Authority, Texas,			Port Arthur, Texas, Navigation District, Environmental
Environmental Facilities Revenue Bonds			Facilities Revenue Refunding Bonds (Motiva
(American Aeryl LP Project), VRDN, AMT,			Enterprises Project), VRDN, AMT (a)(n):
8.40%, 5/01/38 (a)(n)	$ 19,000	$19,000,000	7.75%, 12/01/27	$ 17,335	$17,335,000
Gulf Coast Waste Disposal Authority, Texas,			8.25%, 5/01/38	4,800	4,800,000
Environmental Facilities Revenue Refunding Bonds			Port Arthur, Texas, Navigation District, Industrial
(BP Products North America Project), VRDN, AMT,			Development Corporation, Exempt Facilities
4.05%, 7/01/36 (a)(n)	11,200	11,200,000	Revenue Bonds (Air Products and Chemicals
Gulf Coast Waste Disposal Authority, Texas, Revenue			Project), VRDN, AMT (a)(n):
Bonds, VRDN, AMT (a)(n):			8.55%, 4/01/36	10,000	10,000,000
(Air Products Project), 8.55%, 12/01/39	2,200	2,200,000	4.40%, 5/01/40	8,400	8,400,000
(Waste Management Inc.), Series A,			Port Arthur, Texas, Navigation District Revenue Bonds
7.50%, 4/01/19	2,500	2,500,000	(Atofina Petrochemicals), VRDN, AMT, Series B,
Harris County, Texas, Flood Control District, GO,			8%, 4/01/27 (a)(n)	10,000	10,000,000
Refunding, VRDN, Series B, 8%, 10/01/24 (a)(n)	16,320	16,320,000	Port of Corpus Christi Authority, Texas, Nueces County
Harris County, Texas, GO, TAN, 3%, 2/26/09	118,170	118,857,786	Solid Waste Disposal, Revenue Refunding Bonds
Harris County, Texas, Health Facilities Development			(Flint Hills Resources LP Project), VRDN, AMT,
Corporation, Revenue Refunding Bonds, VRDN (a)(n):			Series A, 8.26%, 7/01/29 (a)(n)	22,650	22,650,000
(Methodist Hospital System), Series A,			Port of Houston Authority, Harris County, Texas, GO,
7.86%, 12/01/32 (l)	98,875	98,875,000	Refunding, ROCS, VRDN, AMT, Series II-R-9267,
(Saint Luke’s Episcopal Health System),			5.36%, 10/01/38 (a)(b)(n)	7,325	7,325,000
Series A, 7.90%, 2/15/32	45,500	45,500,000	RBC Municipal Products, Inc., Texas State Affordable
(Saint Luke’s Episcopal Hospital), Series B,			Housing Corporation Revenue Bonds, FLOATS, VRDN,
4.25%, 2/15/31	10,000	10,000,000	AMT, Series S-4, 4.95%, 1/01/19 (a)(b)(j)(k)(m)(n)	5,575	5,575,000
Houston, Texas, Airport System Revenue Refunding			Red River Authority, Texas, Solid Waste Disposal
Bonds, ROCS, VRDN, Series II-R-12046,			Revenue Bonds (Panda Hereford Ethanol Project),
4.52%, 7/01/12 (a)(b)(c)(n)	13,200	13,200,000	VRDN, AMT, 8.45%, 7/01/30 (a)(n)	45,500	45,500,000
Houston, Texas, Combined Utility System, First Lien			Red River, Texas, Education Finance Revenue Bonds
Revenue Refunding Bonds, VRDN (a)(n):			(Texas Christian University), VRDN (a)(n):
Series A-1, 7.25%, 5/15/34	10,000	10,000,000	7.75%, 3/01/30	24,900	24,900,000
Series A-2, 7.25%, 5/15/34	6,200	6,200,000	8.25%, 3/15/35	14,500	14,500,000
Houston, Texas, GO, TRAN, 3%, 6/30/09	24,000	24,230,220	Sheldon, Texas, Independent School
Houston, Texas, Higher Education Finance Corporation,			District, GO, PUTTERS, VRDN, Series 2009,
Higher Education Revenue Bonds, PUTTERS, VRDN,			4.37%, 2/15/14 (a)(b)(n)	5,215	5,215,000
Series 1865, 4.75%, 5/15/15 (a)(b)(n)	5,065	5,065,000	Socorro, Texas, Independent School District,
Houston, Texas, Higher Education Finance Corporation,			GO, ROCS, VRDN, Series II-R-11540PB,
Revenue Refunding Bonds (Rice University Project),			4.62%, 8/15/31 (a)(b)(n)	12,710	12,710,000
VRDN, Series B, 4.25%, 5/15/48 (a)(n)	36,000	36,000,000	Southwest Texas Higher Education Authority
Houston, Texas, Independent School District, GO,			Incorporated, Revenue Refunding Bonds (Southern
VRDN, 1.85%, 6/15/31 (a)(n)	43,000	43,000,000	Methodist University), VRDN, 4%, 7/01/15 (a)(n)	8,900	8,900,000
Houston, Texas, Utility System Revenue			Tarrant County, Texas, Cultural Education Facilities
Bonds, PUTTERS, VRDN, Series 2493,			Finance Corporation, Hospital Revenue Refunding
6.64%, 11/15/15 (a)(b)(c)(n)	1,650	1,650,000	Bonds (Scott and White Memorial Hospital),
Houston, Texas, Utility System Revenue Refunding			VRDN (a)(n):
Bonds, ROCS, VRDN, Series II-R-4063,			Series B, 7.95%, 8/15/46	11,000	11,000,000
4.82%, 5/15/21 (a)(b)(c)(n)	5,320	5,320,000	Series C, 7.95%, 8/15/46	4,000	4,000,000
Katy, Texas, Independent School District, School			Texas A&M University System, Permanent University
Building, GO, VRDN, 8%, 8/15/33 (a)(n)	6,100	6,100,000	Fund, CP, 1.68%, 11/06/08	15,000	15,000,000
Municipal Securities Trust Certificates, Harris County,			Texas Municipal Gas Acquisition and Supply
Texas, Revenue Bonds, VRDN, Series SGC 31,			Corporation II, Gas Supply Revenue Bonds,
Class A, 2.98%, 8/15/35 (a)(b)(n)	11,280	11,280,000	ROCS, VRDN, Series II-R-10014, 5.65%,
North Texas Municipal Water District, Texas, Water			9/15/18 (a)(b)(n)	11,000	11,000,000
System Revenue Bonds, VRDN (a)(b)(d)(n):			Texas State Department of Housing and Community
PUTTERS, Series 2488, 6.72%, 9/01/14	3,865	3,865,000	Affairs, S/F Mortgage Revenue Refunding Bonds,
ROCS, Series II-R-593PB, 4.71%, 9/01/35	8,430	8,430,000	VRDN, AMT, Series A, 8.85%, 9/01/36 (a)(c)(n)	5,140	5,140,000
North Texas Tollway Authority Revenue Bonds, BAN,			Texas State, GO, FLOATS, VRDN, Series 66TP,
4.125%, 11/19/08	106,060	106,062,143	5.21%, 4/01/30 (a)(b)(n)	15	15,000
			Texas State, GO, PUTTERS, VRDN (a)(b)(n):
			Series 2490, 6.61%, 4/01/15	1,850	1,850,000
			Series 2491, 6.65%, 10/01/13	1,525	1,525,000

See Notes to Financial Statements. 24 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Texas (concluded)			Virginia (concluded)
Texas State, GO, TRAN, 3%, 8/28/09	$478,000	$483,927,419	Henrico County, Virginia, Water and Sewer Revenue
Texas State, GO (Veterans’ Housing Assistance			Bonds, ROCS, VRDN, Series II-R-753 PB,
Program Fund II), VRDN, AMT (a)(n):			4.06%, 5/01/31 (a)(b)(d)(n)	$ 6,255	$6,255,000
Series A, 8.15%, 6/01/35	12,800	12,800,000	Loudoun County, Virginia, IDA, Revenue Bonds
Series A, 8.15%, 6/01/37	6,755	6,755,000	(Howard Hughes Medical Institute), VRDN (a)(n):
Series B, 8.15%, 6/01/34	22,800	22,800,000	Series B, 7.85%, 2/15/38	13,500	13,500,000
Series B, 8.45%, 6/01/38	19,865	19,865,000	Series F, 7.77%, 2/15/38	8,305	8,305,000
Texas State Transportation Commission,			Montgomery County, Virginia, IDA, Revenue Refunding
First Tier Revenue Bonds, VRDN, Series B,			Bonds (Virginia Tech Foundation Project), VRDN,
7.92%, 4/01/26 (a)(n)	23,800	23,800,000	5%, 6/01/35 (a)(n)	5,605	5,605,000
University of Texas, CP:			Richmond, Virginia, Public Utilities Revenue
1.82%, 11/07/08	18,000	18,000,000	Bonds, ROCS, VRDN, Series II-R-12180,
1.65%, 12/01/08	10,000	10,000,000	8.49%, 1/15/15 (a)(b)(c)(n)	6,055	6,055,000
University of Texas, Financing System			Virginia College Building Authority, Educational
Revenue Refunding Bonds, VRDN, Series B,			Facilities Revenue Bonds (21st Century College
7.95%, 8/01/39 (a)(n)	11,400	11,400,000	and Equipment Programs), VRDN, Series B,
		1,649,744,568	5%, 2/01/26 (a)(n)	8,000	8,000,000
			Virginia State, HDA, Revenue Bonds, MERLOTS,
Utah — 0.8%			VRDN, AMT, Series B-19, 4.64%, 4/01/33 (a)(b)(n)	3,000	3,000,000
Murray City, Utah, Hospital Revenue Bonds			Virginia State, HDA, Revenue Refunding
(IHC Health Services, Inc.), VRDN (a)(n):			Bonds, MERLOTS, VRDN, AMT, Series C-42,
Series B, 7.83%, 5/15/36	12,600	12,600,000	4.52%, 7/01/23 (a)(b)(n)	3,775	3,775,000
Series B, 4.25%, 5/15/37	4,890	4,890,000
Series D, 4.25%, 5/15/36	12,550	12,550,000			153,700,000
Utah Transit Authority, Sales Tax Revenue Bonds,			Washington — 1.5%
VRDN (a)(b)(c)(n):			Clark County, Washington, Public Utility District
PUTTERS, Series 1107B, 5.25%, 12/15/13	4,995	4,995,000	Number 001, Generating System Revenue
ROCS, Series II-R-609PB, 4.48%, 6/15/32	3,180	3,180,000	Refunding Bonds, MSTR, VRDN, Series SGA-118,
Weber County, Utah, Hospital Revenue Bonds			4.40%, 1/01/25 (a)(b)(c)(n)	22,900	22,900,000
(IHC Health Services), VRDN (a)(n):			Eagle Tax-Exempt Trust, Bellevue, Washington,
Series A, 4.25%, 2/15/31	4,630	4,630,000	GO, Refunding, VRDN, Series 2008-0025,
Series C, 4.25%, 2/15/35	39,575	39,575,000	Class A, 8.53%, 12/01/43 (a)(b)(c)(d)(n)	3,000	3,000,000
		82,420,000	Eclipse Funding Trust, Solar Eclipse Certificates, King
			County, Washington, Sewer Revenue Bonds, VRDN,
Vermont — 0.1%			Series 2007-0095, 4.78%, 1/01/17 (a)(b)(c)(n)	3,335	3,335,000
Vermont Educational and Health Buildings Financing			Energy Northwest, Washington, Electric Revenue
Agency Revenue Bonds (Middlebury College			Refunding Bonds Project Number 3, VRDN,
Project), VRDN, Series B, 3.40%, 11/01/32 (a)(n)	7,050	7,050,000	Series E, 7.92%, 7/01/17 (a)(n)	7,000	7,000,000
Vermont HFA, S/F Revenue Bonds, VRDN, AMT,			King County, Washington, School District Number
Series 16 A, 4.60%, 5/01/32 (a)(c)(n)	725	725,000	410, Snoqualmie Valley, GO, ROCS, VRDN,
Vermont State Student Assistance Corporation,			Series II-R-4513, 5.02%, 12/01/20 (a)(b)(c)(n)	4,320	4,320,000
Education Loan Revenue Refunding Bonds, VRDN,			King County, Washington, Sewer Revenue
AMT, Senior Series C-1, 8%, 12/15/40 (a)(n)	7,000	7,000,000	Bonds, ROCS, VRDN, Series II-R-10279,
		14,775,000	4.76%, 7/01/17 (a)(b)(c)(n)	12,575	12,575,000
Virginia — 1.4%			Port Bellingham, Washington, Industrial Development
Capital Beltway Funding Corporation of Virginia,			Corporation, Environmental Facilities Revenue
Senior Lien Toll Revenue Bonds (I-495 Hot Lanes			Bonds (BP West Coast Products LLC Project),
Project), VRDN, AMT (a)(n):			VRDN, AMT (a)(n):
Series A, 8.05%, 12/31/47	16,000	16,000,000	4.05%, 12/01/33	4,800	4,800,000
Series B, 8%, 12/31/47	24,000	24,000,000	4.05%, 7/01/40	12,100	12,100,000
Series D, 8%, 12/31/47	5,000	5,000,000	4.05%, 7/01/41	20,000	20,000,000
Clipper Tax-Exempt Certificates Trust, Virginia			Port of Tacoma, Washington, GO, PUTTERS, VRDN,
Commonwealth Transportation Board			Series 2439, 4.75%, 12/01/15 (a)(b)(c)(n)	2,380	2,380,000
Revenue Bonds, VRDN, Series 2007-7,			Seattle, Washington, Water System Revenue
7.99%, 5/01/15 (a)(b)(i)(n)	15,460	15,460,000	Bonds, FLOATS, VRDN, Series 2170,
Fairfax County, Virginia, IDA, Revenue Bonds			4.54%, 2/01/17 (a)(b)(c)(n)	2,530	2,530,000
(Inova Health System Project), VRDN, Series A-2,			Spokane County, Washington, Spokane School
7.88%, 5/15/35 (a)(n)	38,745	38,745,000	District Number 081, GO, ROCS, VRDN,
			Series II-R-4000, 4.35%, 12/01/19 (a)(b)(c)(n)	3,425	3,425,000

See Notes to Financial Statements. CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008 25

Schedule of Investments (continued)				Master Tax-Exempt LLC
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Washington (concluded)			Wyoming — 0.5%
Washington State, GO, PUTTERS, VRDN, Series 1312,			Campbell County, Wyoming, IDR, Refunding (Two
4.75%, 1/01/13 (a)(b)(c)(n)	$ 8,805	$ 8,805,000	Elk Generation Partners Project), VRDN, AMT,
Washington State, GO, ROCS, VRDN (a)(b)(n):			3.65%, 11/01/37 (a)(n)	$ 38,500	$ 38,500,000
Series II-R-9253, 4.56%, 7/01/31	6,200	6,200,000	Green River, Wyoming, Revenue Bonds (Rhone-
Series II-R-11308, 4.23%, 1/01/33	2,990	2,990,000	Poulenc of Wyoming, L Project), VRDN, AMT,
Washington State, GO, VRDN, Series VR-96B,			8.21%, 10/01/18 (a)(n)	11,400	11,400,000
7.75%, 6/01/20 (a)(n)	14,300	14,300,000	Lincoln County, Wyoming, PCR (Exxon Project), VRDN,
Washington State Health Care Facilities Authority			AMT (a)(n):
Revenue Bonds (PeaceHealth), VRDN, Series C,			Series A, 5.10%, 7/01/17	8,140	8,140,000
7.75%, 10/01/28 (a)(n)	4,365	4,365,000	Series C, 5.10%, 7/01/17	1,600	1,600,000
Washington State Housing Finance Commission, CP,					59,640,000
1.58%, 10/09/08	20,800	20,800,000
Washington State Housing Finance Commission,			Puerto Rico — 0.1%
Nonprofit Revenue Bonds (Eastside Catholic			Puerto Rico Commonwealth Highway and
School), VRDN, Series B, 7.96%, 7/01/38 (a)(n)	6,700	6,700,000	Transportation Authority, Revenue Refunding
Washington State Public Power Supply Systems			Bonds, ROCS, VRDN, Series II-R-10327CE,
Revenue Refunding Bonds (Nuclear Project Number			4.45%, 8/29/09 (a)(b)(n)	12,000	12,000,000
One), VRDN, Series 1A-1, 7.90%, 7/01/17 (a)(n)	5,805	5,805,000	Total Investments (Cost — $10,460,899,264*) — 95.3%		10,460,899,264
		168,330,000	Other Assets Less Liabilities — 4.7%		512,323,099
West Virginia — 0.2%			Net Assets — 100.0%		$10,973,222,363
Monongalia County, West Virginia, Building			* Cost for federal income tax purposes.
Commission, Hospital Improvement
Revenue Refunding Bonds, VRDN, Series A,			(a) Variable rate security. Rate shown is as of report date. Maturity shown is the
8.10%, 7/01/40 (a)(n)	15,800	15,800,000	final maturity date.
West Virginia EDA, Solid Waste Disposal			(b) These securities are short-term floating rate certificates issued by tender option
Facilities, Revenue Refunding Bonds (Ohio			bond trusts and are secured by the underlying municipal bond securities.
Power Company — Sporn Project), VRDN,			(c) FSA Insured.
Series C, 7.50%, 7/01/14 (a)(n)	8,000	8,000,000
			(d) MBIA Insured.
		23,800,000
			(e) BHAC Insured.
Wisconsin — 3.3%
D.C. Everest Area School District, Wisconsin,			(f) Assured Guaranty Insured.
GO,MERLOTS, VRDN, Series D84,			(g) FGIC Insured.
3.96%, 4/01/15 (a)(b)(c)(n)	5,840	5,840,000	(h) Commonwealth Guaranteed.
Kohler, Wisconsin, Solid Waste Disposal Revenue
Bonds (Kohler Company Project), VRDN, AMT,			(i) Security exempt from registration under Rule 144A of the Securities Act of
8.75%, 9/01/17 (a)(n)	4,000	4,000,000	1933. These securities may be resold in transactions exempt from registration
Milwaukee, Wisconsin, RAN, 3%, 9/03/09	3,900	3,949,387	to qualified institutional investors.
University of Wisconsin, Hospitals and Clinics			(j) FNMA Collateralized.
Authority, Revenue Refunding Bonds, VRDN,			(k) FHLMC Collateralized.
Series B, 4.25%, 4/01/34 (a)(n)	5,600	5,600,000
Wisconsin Housing and EDA, Home Ownership			(l) U.S. government securities, held in escrow are used to pay interest on this
Revenue Refunding Bonds, VRDN, AMT, Series A,			security as well as to retire the bond in full at the date indicated, typically
8.20%, 3/01/35 (a)(n)	21,070	21,070,000	at a premium to par.
Wisconsin School Districts, Cash Flow Management			(m) GNMA Collateralized.
Program, COP, VRDN, Series B, 4%, 10/30/08 (a)(n)	9,400	9,406,979	(n) Security may have a maturity of more than one year at the time of issuance, but
Wisconsin State, CP:			has variable rate and demand features that qualify it as a short-term security.
1.50%, 10/07/08	10,000	10,000,000
1.53%, 10/08/08	9,257	9,257,000
1.85%, 11/13/08	7,942	7,942,000
Wisconsin State Health and Educational Facilities
Authority, Revenue Refunding Bonds, VRDN (a)(n):
(Fort Healthcare, Inc.), Series A, 4.78%, 5/01/37	18,190	18,190,000
(Medical College of Wisconsin), Series B,
7.95%, 12/01/33	9,600	9,600,000
(Wheaton Franciscan Services, Inc.),
7.92%, 8/15/36	52,510	52,510,000
Wisconsin State Operating Notes, 3%, 6/15/09	203,600	205,460,325

		362,825,691

See Notes to Financial Statements. 26 CMA TAX-EXEMPT FUND SEPTEMBER 30, 2008

Schedule of Investments (concluded)

Master Tax-Exempt LLC

•Effective April 1,2008,the Master LLC adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157, “Fair
Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Master LLC’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$10,460,899,264
Level 3	—

Total	$10,460,899,264

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

27

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)	Master Tax-Exempt LLC

Assets

Investments at value — unaffiliated
(cost — $10,460,899,264)	$ 10,460,899,264
Cash	246,710,724
Investments sold receivable	220,609,647
Interest receivable	46,704,908
Prepaid expenses	236,357

Total assets	10,975,160,900

Liabilities

Investment advisory fees payable	1,279,929
Withdrawals payable to investors	229,590
Other affiliates payable	92,335
Other liabilities	43,802
Officer’s and Directors’ fees payable	1,015
Other accrued expenses payable	291,866

Total liabilities	1,938,537

Net Assets	$ 10,973,222,363

Net Assets Consist of

Investors’ capital	$ 10,973,222,363

See Notes to Financial Statements.

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)	Master Tax-Exempt LLC

Investment Income

Interest	$ 132,348,782

Expenses

Investment advisory	8,038,100
Accounting services	532,923
Custodian	135,026
Officer and Directors	76,217
Professional	33,363
Printing	6,172
Miscellaneous	136,905

Total expenses	8,958,706
Less fess paid indirectly	(1,401)

Total expenses after fees paid indirectly	8,957,305

Net investment income	123,391,477

Realized Gain

Net realized gain from investments	3,054

Net Increase in Net Assets Resulting from Operations	$ 123,394,531

28 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Statements of Changes in Net Assets					Master Tax-Exempt LLC

					Six Months
					Ended	Year
					September 30,	Ended
					2008	March 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2008

Operations

Net investment income				$ 123,391,477		$ 358,549,432
Net realized gain					3,054	1,625,744

Net increase in net assets resulting from operations					123,394,531	360,175,176

Capital Transactions

Proceeds from contributions				40,718,825,884		78,794,688,150
Fair value of withdrawals				(41,982,043,937)		(77,185,355,350)

Net increase (decrease) in net assets derived from capital transactions				(1,263,218,053)		1,609,332,800

Net Assets

Total increase (decrease) in net assets				(1,139,823,522)		1,969,507,976
Beginning of period				12,113,045,885		10,143,537,909

End of period				$10,973,222,363		$12,113,045,885

Financial Highlights					Master Tax-Exempt LLC

	Six Months
	Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Total Investment Return

Total investment return	1.03%[1]	3.34%	3.45%	2.64%	1.33%	0.94%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.15%[2]	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses	0.15%[2]	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income and net realized gain (loss)	2.03%[2]	3.28%	3.44%	2.61%	1.31%	0.94%

Supplemental Data

Net assets, end of period (000)	$10,973,222	$ 12,113,046	$ 10,143,538 $	9,524,737	$ 9,749,807	$ 10,252,630

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

29

Notes to Financial Statements (Unaudited) Master Tax-Exempt LLC

1. Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Directors to issue nontransferable inter-
ests in the Master LLC, subject to certain limitations. Throughout this report, the Board of Trustees is referred to as the Board of Directors.
The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code. The Master LLC is disregarded as an entity separate from its owner for tax purposes, therefore it is not required to file income tax returns.

Recent Accounting Pronouncement: In March 2008, Statement
of Financial Accounting Standards No. 161, “Disclosures about
Derivative Instruments and Hedging Activities — an amendment of FASB
Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB
Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133
and FASB Interpretation No. 45; and Clarification of the Effective Date
of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends
FASB Statement No. 133, “Accounting for Derivative Instruments and
Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and
0.125% of the average daily net assets in excess of $1 billion.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by Master LLC to the Advisor.

For the six months ended September 30, 2008, the Master LLC reim-
bursed the Advisor $88,795 for certain accounting services, which is included in accounting services in the Statement of Operations.

30 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Notes to Financial Statements (concluded) Master Tax-Exempt LLC

Pursuant to the terms of the custody agreemtent, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s
Chief Compliance Officer.

3. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

CMA Tax-Exempt Fund (the “Fund”) currently invests all of its investable assets in the Master Tax-Exempt LLC (the “Master LLC”). Accordingly, the
Fund does not require investment advisory services, since all invest-
ments are made at the Master LLC level.

The Board of Directors of the Master LLC met in person in April and
June 2008 to consider the approval of the Master LLC’s investment advisory agreement entered into with BlackRock Advisors, LLC (the
“Advisor”) (the “Advisory Agreement”). The Board of the Master LLC also considered the approval of the subadvisory agreement between the
Advisor and BlackRock Investment Management, LLC (the “Subadvisor”)
(the “Subadvisory Agreement”). The Advisor and the Subadvisor are
referred to herein as “BlackRock.” The Advisory Agreement and the
Subadvisory Agreement are referred to herein as the “Agreements.” Since the Fund invests all of its investable assets in the Master LLC, the Board of Trustees of the Fund also considered the approval of the Agreements.
For ease and clarity of presentation, the Board of Directors of the Master
LLC and the Board of Trustees of the Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the
“Boards,” the members of which are referred to as “Directors.”

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not
“interested persons” of either the Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Directors”). The Boards are responsible for the over-
sight of the operations of the Fund and the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties.
The Co-Chairs of each Board are both Independent Directors. The
Boards established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee, each of which is composed of, and chaired by, Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. .
and certain affiliates (the “Transaction”), the Master LLC entered into an
Advisory Agreement with the Advisor with an initial two-year term and the
Advisor entered into a Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expi-
ration of each Agreement’s initial two-year term, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master LLC by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The
Boards also received and assessed information regarding the services provided to the Fund and/or the Master LLC by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and/or Master LLC and their shareholders. Among the matters the Boards considered, as perti-
nent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Master LLC, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Master LLC operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master LLC’s investment objective, policies and restrictions, (e) the
Master LLC’s and the Fund’s compliance with their respective Code of
Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Boards; (i) valuation and liquidity proce-
dures; and (j) periodic overview of BlackRock’s business, including
BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The
Boards are engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist their deliberations. These materials included (a) information inde-
pendently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”);
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/
or the Master LLC, and a discussion of fall-out benefits; (c) a general

32 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemp-
tion data regarding the Fund’s shares and the Master LLC’s interests;
and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of invest-
ment performance; (iii) further data regarding Fund and Master LLC profitability, Fund and Master LLC size and Fund and Master LLC fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, and direct and indirect benefits to BlackRock and its affiliates from their relation-
ship with the Fund and the Master LLC. The Boards did not identify any particular information as controlling, and each Director may have attrib-
uted different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Boards requested and BlackRock provided addition-
al information, as detailed above, in advance of the June 3 – 4, 2008
Board meeting. At the in-person meeting held on June 3 – 4, 2008, the Boards, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC for a one-year term ending June 30, 2009 and (b) the
Subadvisory Agreement between the Advisor and the Subadvisor for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to the Fund and the Master LLC, as applicable, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment per-
formance of the Fund, the Master LLC and BlackRock portfolio manage-
ment; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Master LLC; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the
Independent Directors, reviewed the nature, extent and quality of ser-
vices provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master LLC. The
Boards compared the Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the per-
formance of at least one relevant index or combination of indices. The

Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The
Boards also reviewed the materials provided by the Master LLC’s port-
folio management team discussing Master LLC performance and the
Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the
Master LLC’s portfolio management team; BlackRock’s portfolio trading capabilities; BlackRock’s use of technology; BlackRock’s commitment to compliance; and BlackRock’s approach to training and retaining portfo-
lio managers and other research, advisory and management personnel.
The Boards also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Master LLC and
BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Fund/Master LLC. BlackRock and its affiliates provide the Fund and the
Master LLC with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master LLC by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master LLC. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master LLC with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports;
(b) assisting with daily accounting and pricing; (c) overseeing and co-
ordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) pro-
viding legal and compliance support; and (f) performing other admi-
nistrative functions necessary for the operation of the Fund and the
Master LLC, such as tax reporting and fulfilling regulatory filing require-
ments. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund, the Master LLC and
BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund. In prepa-
ration for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehen-
sive analysis of the Fund performance. The Boards also reviewed a nar-
rative and statistical analysis of the Lipper data that was prepared by
BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the Boards received and reviewed informa-
tion regarding the investment performance of the Fund (and the related performance of the Master LLC) as compared to a representative group

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

33

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards reg-
ularly review the performance of the Fund and the Master LLC through-
out the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-
income market that prevailed during the past 18 months.

The Boards noted that the Fund performed above the median of its
Peers in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund and the Master LLC: The Boards, including the Independent Directors, reviewed the Master LLC’s contractual advi-
sory fee rates compared with the other funds in the Fund’s Lipper cate-
gory. They also compared the Fund’s total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar invest-
ment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provid-
ed to the Master LLC. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by
BlackRock and certain affiliates that provide services to the Master LLC.
The Boards reviewed BlackRock’s profitability with respect to the Master
LLC and each fund the Boards currently oversee for the year ended
December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Master LLC by BlackRock, and BlackRock’s and
its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the Master LLC and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and the Master LLC and concluded that there was a reasonable basis for the allocation. The Boards also considered whether
BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Fund/Master LLC paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers. The Boards also took into account that the Master
LLC’s advisory fee arrangement includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master LLC increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master LLC to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Master LLC. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The
Boards found, based on their review of comparable funds, that the
Fund’s/Master LLC’s management fee is appropriate in light of the scale of the Fund/Master LLC.

E. Other Factors: The Boards also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund and the Master LLC, both tangible and intangible, such as
BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund and the Master LLC, including for adminis-
trative, transfer agency and distribution services. The Boards also noted
that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in manag-
ing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

34 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Boards approved the continuation of (a) the Advisory Agreement between the Advisor and the Master LLC with respect to the Fund/
Master LLC for a one-year term ending June 30, 2009 and (b) the
Subadvisory Agreement between the Advisor and Subadvisor for a one-
year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent
Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Master LLC and the Fund’s shareholders. In arriving at a decision to approve the
Agreements, the Boards did not identify any single factor or group of fac-
tors as all-important or controlling, but considered all factors together.
The Independent Directors were also assisted by the advice of independ-
ent legal counsel in making this determination. The contractual fee arrangements for the Fund and the Master LLC reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and
BlackRock (and predecessor advisors). Certain aspects of the arrange-
ments may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

35

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph . Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard B. Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

36 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference

Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

37

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38 CMA TAX-EXEMPT FUND

SEPTEMBER 30, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency other than with respect to the Fund’s participation in the U.S. Treasury Department Guarantee Program for Money Market
Funds disclosed in this semi-annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past perf-
ormance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund’s current seven-day yield more closely reflects the current earnings of the
Fund than the total returns quoted. Statements and other informa-
tion herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and
(3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

CMA Tax-Exempt Fund 100 Bellevue Parkway Wilmington, DE 19809

#11214-9/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 24, 2008